Goldman Sachs Trust
Institutional Liquid Assets

.	Prime Obligations Portfolio

.	Money Market Portfolio

.	Government Portfolio

.	Treasury Obligations Portfolio

.	Treasury Instruments Portfolio

.	Federal Portfolio

.	Tax-Exempt Diversified Portfolio

.	Tax-Exempt California Portfolio

.	Tax-Exempt New York Portfolio

SEMI-ANNUAL REPORT

 June 30, 2001

This Semi-annual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Goldman Sachs Trust Institutional Liquid Assets Prospectus which contains facts concerning each Portfolio’s objectives and policies, management, expenses and other information.

Goldman Sachs Trust
Institutional Liquid Assets

Taxable Portfolios

Prime Obligations Portfolio. The Portfolio invests in securities of the U.S. government, its agencies, authorities and instrumentalities, obligations of U.S. banks commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements.

Money Market Portfolio. The Portfolio invests in securities of the U.S. government, its agencies, authorities and instrumentalities, U.S. dollar denominated obligations of U.S. and foreign banks, U.S. dollar denominated commercial paper and other short-term obligations of U.S. and foreign companies, foreign governments, states, municipalities and other entities, and repurchase agreements.

Government Portfolio. The Portfolio invests in securities of the U.S. government, its agencies, authorities and instrumentalities, and repurchase agreements collateralized by such securities.

Treasury Obligations Portfolio. The Portfolio invests in securities issued by the U.S. Treasury which are backed by the full faith and credit of the U.S. government, and repurchase agreements collateralized by such securities.

Treasury Instruments Portfolio. The Portfolio invests in securities issued by the U.S. Treasury, the interest income from which is generally exempt from state income taxation.

Federal Portfolio. The Portfolio invests in securities of the U.S. government and certain of its agencies, authorities and instrumentalities, the interest income from which is generally exempt from state income taxation.

Tax-Exempt Portfolios

Tax-Exempt Diversified Portfolio. The Portfolio invests in municipal obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which is exempt from federal income tax.

Tax-Exempt California Portfolio. The Portfolio is a non-diversified portfolio consisting primarily of municipal obligations issued by or on behalf of the State of California and its political subdivisions, agencies and instrumentalities and other obligations that are exempt from federal and California state income taxes.

Tax-Exempt New York Portfolio. The Portfolio is a non-diversified portfolio consisting primarily of municipal obligations issued by or on behalf of the State of New York and its political subdivisions, agencies and instrumentalities and other obligations that are exempt from federal, New York State and New York City income taxes.

Statement of Investments

ILA Prime Obligations Portfolio

June 30, 2001 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Commercial Paper and Corporate Obligations—7.0%
Asset Backed
Centric Capital Corp.
$ 20,000,000	3.86%	07/02/2001	$ 19,997,856
Triple-A One Funding Corp.
29,793,000	4.71	07/02/2001	29,789,102
Electronics, Electrical Equipment Company
Emerson Electric Co.
5,000,000	3.90	07/09/2001	4,995,667
5,000,000	3.90	07/11/2001	4,994,583

Total Commercial Paper and Corporate Obligations			$ 59,777,208

Bank and Medium-Term Notes—3.5%
General Electric Capital Corp.
$ 15,000,000	7.00%	03/01/2002	$ 15,183,563
Merrill Lynch & Co., Inc.
5,000,000	5.71	01/15/2002	5,010,324
The Bank of New York Co., Inc.
10,000,000	4.78	03/12/2002	10,010,423

Total Bank and Medium-Term Notes			$ 30,204,310

Certificates of Deposit—0.6%
National City Bank
$ 5,000,000	5.31%	01/14/2002	$ 4,999,463

Total Certificates of Deposit			$ 4,999,463

U.S. Government Agency Obligations—15.8%
Federal Home Loan Bank
$ 55,000,000	3.94%	07/02/2001	$ 54,993,980
10,000,000	5.13	01/11/2002	10,004,093
5,000,000	5.05	02/05/2002	5,000,635
5,000,000	6.88	07/18/2002	5,156,366
Federal National Mortgage Association
30,000,000	3.65	07/02/2001	29,996,959
10,000,000	5.55	07/05/2001	9,993,833
15,000,000	4.57	02/13/2002	14,568,227
Student Loan Marketing Association
5,000,000	3.95	07/01/2002	4,999,049

Total U.S. Government Agency Obligations			$134,713,142

Variable Rate Obligations#—13.5%
Comerica Bank Detroit
$ 35,000,000	3.96%	07/16/2001	$ 35,000,000
Fleet National Bank
10,000,000	4.16	07/12/2001	10,000,503
Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Variable Rate Obligations# (continued)
Ford Motor Credit Co.
$ 25,000,000	4.93%	07/16/2001	$ 25,001,678
Monumental Life Insurance Co.
20,000,000	4.23	07/02/2001	20,000,000
Pacific Mutual Life Insurance Co.
25,000,000	4.09	07/02/2001	25,000,000

Total Variable Rate Obligations			$115,002,181

Total Investments before Repurchase Agreements			$344,696,304

Repurchase Agreements^*—59.6%
Goldman, Sachs & Co.
$ 40,000,000	4.10%	07/02/2001	$ 40,000,000
Maturity Value: $40,013,667
Joint Repurchase Agreement Account I
118,100,000	3.98	07/02/2001	118,100,000
Joint Repurchase Agreement Account II
350,000,000	4.11	07/02/2001	350,000,000

Total Repurchase Agreements			$508,100,000

Total Investments			$852,796,304

#	Variable rate security index is based on either LIBOR, Federal Funds or Prime lending rate.
^	At June 30, 2001, these agreements were fully collateralized by U.S. Treasury or Federal Agency obligations.
*	Unless noted, all repurchase agreements were entered into on June 29, 2001.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Money Market Portfolio

June 30, 2001 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Commercial Paper and Corporate Obligations—18.4%
Asset Backed
Amstel Funding Corp.
$ 50,000,000	3.73%	12/10/2001	$ 49,160,750
Bavaria TRR Corp.
50,000,000	4.67	07/16/2001	49,902,708
Corporate Receivables Corp.
25,000,000	3.95	08/03/2001	24,909,479
Variable Funding Capital Corp.
25,000,000	3.80	07/19/2001	24,952,500
Commercial Banks
Bank of Nova Scotia
75,000,000	4.21	07/31/2001	74,737,187
Commerzbank, New York
50,000,000	4.64	07/11/2001	49,935,556
Deutsche Bank AG, New York
50,000,000	5.15	07/17/2001	49,885,555
Dexia Delaware LCC
50,000,000	3.96	08/08/2001	49,791,000
Landesbank Schleswig-Holstein Girozentrale
15,000,000	6.19	11/16/2001	14,644,075
10,000,000	6.17	11/27/2001	9,744,631
Nordbanken North America, Inc.
20,000,000	5.35	07/16/2001	19,955,417
Financial Services
General Electric Capital International Funding
20,000,000	3.83	08/09/2001	19,917,017

Total Commercial Paper and Corporate Obligations			$437,535,875

Bank and Medium-Term Notes—1.0%
The Bank of New York Co., Inc.
$ 19,200,000	4.78%	03/12/2002	$ 19,220,013
U.S. Bank, N.A.
5,000,000	6.57	11/23/2001	4,999,434

Total Bank and Medium-Term Notes			$ 24,219,447

Certificates of Deposit-Eurodollar—7.6%
Bank of Scotland
$ 50,000,000	3.92%	11/30/2001	$ 50,013,723
25,000,000	5.10	02/04/2002	24,999,271
Bayerische Hypo-und Vereinsbank AG
20,000,000	6.60	11/23/2001	20,000,755
Credit Agricole Indosuez
15,000,000	6.75	10/10/2001	15,014,923
ING Bank NV
20,000,000	5.41	01/22/2002	20,000,000
Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Certificates of Deposit-Eurodollar (continued)
Societe Generale
$ 15,000,000	5.29%	01/28/2002	$ 14,999,166
Westdeutsche Landesbank
20,000,000	6.63	11/16/2001	20,000,000
15,000,000	4.03	06/13/2002	15,000,000

Total Certificates of Deposit-Eurodollar			$180,027,838

Certificates of Deposit-Yankeedollar—9.2%
Bayerische Landesbank, New York
$ 35,000,000	5.05%	02/26/2002	$ 35,043,897
C.S. First Boston Corp., New York
50,000,000	4.00	08/07/2001	50,001,991
Deutsche Bank, New York
25,000,000	3.84	12/03/2001	25,000,000
Landesbank Baden-Wuerttemberg
25,000,000	5.27	01/09/2002	25,008,771
Landesbank Hessen-Thueringen Girozentrale
20,000,000	5.56	01/07/2002	20,000,999
25,000,000	5.45	01/08/2002	25,006,288
The Toronto-Dominion Bank
15,000,000	3.86	06/21/2002	15,001,423
UBS AG
25,000,000	3.83	06/25/2002	24,995,201

Total Certificates of Deposit-Yankeedollar			$220,058,570

U.S. Government Agency Obligations—2.0%
Federal National Mortgage Association
$ 14,000,000	5.55%	07/05/2001	$ 13,991,367
25,000,000	4.57	02/13/2002	24,280,378
10,000,000	3.95	05/17/2002	9,648,889

Total U.S. Government Agency Obligations			$ 47,920,634

Variable Rate Obligations#—16.0%
Abbey National Treasury Services
$ 15,000,000	3.72%	07/25/2001	$ 14,997,617
35,000,000	3.76	07/25/2001	34,997,806
Bank Austria AG
35,000,000	3.83	07/20/2001	34,997,850
BellSouth Telecommunications, Inc.
50,000,000	3.97	09/04/2001	50,000,000
C.S. First Boston Corp.
30,000,000	3.97	07/02/2001	30,000,000
Canadian Imperial Bank of Commerce
25,000,000	3.93	07/02/2001	24,994,349
Commerzbank, New York
25,000,000	3.95	07/02/2001	24,994,349

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Money Market Portfolio    (continued)

June 30, 2001 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Variable Rate Obligations# (continued)
J.P. Morgan Chase & Co.
$ 20,000,000	4.22%	09/10/2001	$ 20,030,593
Monumental Life Insurance Co.
25,000,000	4.23	07/02/2001	25,000,000
National City Bank
25,000,000	3.82	07/23/2001	24,998,095
National Rural Utilities Corp.
50,000,000	4.80	07/20/2001	50,000,000
Nationwide Building Society
35,000,000	4.01	07/12/2001	35,000,000
New York Life Insurance Co.
10,000,000	4.05	08/28/2001	10,000,000

Total Variable Rate Obligations			$ 380,010,659

Total Investments before Repurchase Agreements			$1,289,773,023

Repurchase Agreements^*—45.8%
Goldman, Sachs & Co.
$100,000,000	4.10%	07/02/2001	$ 100,000,000
Maturity Value: $100,034,167
Joint Repurchase Agreement Account I
113,400,000	3.98	07/02/2001	113,400,000
Joint Repurchase Agreement Account II
875,000,000	4.11	07/02/2001	875,000,000

Total Repurchase Agreements			$1,088,400,000

Total Investments			$2,378,173,023

#	Variable rate security index is based on either LIBOR, Federal Funds or Prime lending rate.
^	At June 30, 2001, these agreements were fully collateralized by U.S. Treasury or Federal Agency obligations.
*	Unless noted, all repurchase agreements were entered into on June 29, 2001.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Government Portfolio

June 30, 2001 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Obligations—67.2%
Federal Farm Credit Bank
$15,000,000	3.76	%#	09/06/2001	$ 14,993,674
Federal Home Loan Bank
10,000,000	3.88	#	07/06/2001	10,000,000
10,000,000	3.83	#	07/15/2001	9,998,609
15,000,000	3.78	#	07/17/2001	14,999,605
10,000,000	4.59	#	07/19/2001	9,997,943
Federal Home Loan Mortgage Corp.
15,000,000	4.61		07/12/2001	14,978,871
25,000,000	3.63	#	07/21/2001	24,996,201
15,000,000	3.85		08/09/2001	14,937,438
30,000,000	3.87		08/16/2001	29,851,650
17,918,000	3.55		09/13/2001	17,787,248
Federal National Mortgage Association
8,000,000	3.77	#	07/02/2001	7,999,198
10,000,000	5.65		07/05/2001	9,993,722

Total U.S. Government Agency Obligations				$180,534,159

Total Investments before Repurchase Agreements				$180,534,159

Repurchase Agreements^*—33.0%
Joint Repurchase Agreement Account I
$28,700,000	3.98%		07/02/2001	$ 28,700,000
Joint Repurchase Agreement Account II
60,000,000	4.11		07/02/2001	60,000,000

Total Repurchase Agreements				$ 88,700,000

Total Investments				$269,234,159

#	Variable rate security index is based on either LIBOR, U.S. Treasury Bill, Federal Funds or Prime lending rate.
^	At June 30, 2001, these agreements were fully collateralized by U.S. Treasury obligations and Federal Agency obligations.
*	Unless noted, all repurchase agreements were entered into on June 29, 2001.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Treasury Obligations Portfolio

June 30, 2001 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

U.S. Treasury Obligations—11.0%
United States Treasury Notes
$ 15,000,000	6.38%	01/31/2002	$ 15,151,688
65,000,000	6.50	02/28/2002	66,084,000
65,000,000	6.63	05/31/2002	66,630,264

Total U.S. Treasury Obligations			$147,865,952

Total Investments before Repurchase Agreements			$147,865,952

Repurchase Agreements^*—89.1%
ABN / AMRO, Inc.
$ 55,000,000	3.95%	07/02/2001	$ 55,000,000
Maturity Value: $55,018,104
Bear Stearns Cos., Inc.
55,000,000	3.50	07/02/2001	55,000,000
Maturity Value: $55,016,042
C.S. First Boston Corp.
30,000,000	4.00	07/02/2001	30,000,000
Maturity Value: $30,010,000
25,000,000	4.45	07/09/2001	25,000,000
Maturity Value: $25,278,125
Dated: 04/10/01
Chase Manhattan Corp.
55,000,000	3.93	07/02/2001	55,000,000
Maturity Value: $55,018,013
Deutsche Bank
35,000,000	3.81	08/06/2001	35,000,000
Maturity Value: $35,333,375
Dated: 05/08/01
Goldman, Sachs & Co.
55,000,000	3.93	07/02/2001	55,000,000
Maturity Value: $55,018,013
Greenwich Capital
55,000,000	3.95	07/02/2001	55,000,000
Maturity Value: $55,018,104
Joint Repurchase Agreement Account I
627,800,000	3.98	07/02/2001	627,800,000
Lehman Brothers Holdings
50,000,000	3.45	07/05/2001	50,000,000
Maturity Value: $50,033,542
Dated: 06/28/01
Merrill Lynch & Co., Inc.
50,000,000	3.60	07/02/2001	50,000,000
Maturity Value: $50,020,000
Dated: 06/28/01
Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements (continued)
Morgan Stanley Dean Witter & Co.
$ 30,000,000	3.95%	07/02/2001	$ 30,000,000
Maturity Value: $30,009,875
25,000,000	4.53	07/16/2001	25,000,000
Maturity Value: $25,286,271
Dated: 04/16/01
Societe Generale
50,000,000	3.95	07/02/2001	50,000,000
Maturity Value: $50,016,458

Total Repurchase Agreements			$1,197,800,000

Total Investments			$1,345,665,952

^	At June 30, 2001, these agreements were fully collateralized by U.S. Treasury obligations.
*	Unless noted, all repurchase agreements were entered into on June 29, 2001.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Treasury Instruments Portfolio

June 30, 2001 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

U.S. Treasury Obligations—100.3%
United States Treasury Bills
$ 3,000,000	3.29%	07/05/2001	$ 2,998,905
2,300,000	3.50	07/12/2001	2,297,540
37,200,000	3.36	08/02/2001	37,088,896
140,000,000	3.46	08/09/2001	139,475,233
7,000,000	3.48	08/09/2001	6,973,610
15,000,000	3.53	08/09/2001	14,942,719
100,000,000	3.52	08/16/2001	99,550,222
2,000,000	3.44	08/23/2001	1,989,871
110,000,000	3.34	08/30/2001	109,388,584
25,000,000	3.46	08/30/2001	24,855,833
30,000,000	3.53	08/30/2001	29,823,500
3,000,000	3.38	09/06/2001	2,981,129
30,000,000	3.39	09/06/2001	29,810,725
18,000,000	3.46	09/06/2001	17,884,090

Total U.S. Treasury Obligations			$520,060,857

Total Investments			$520,060,857

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Federal Portfolio
June 30, 2001 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Obligations—100.0%
Federal Farm Credit Bank
$ 45,000,000	3.88	%#	07/01/2001	$ 44,994,549
50,000,000	3.89	#	07/01/2001	49,998,308
70,000,000	3.90	#	07/01/2001	69,989,605
308,500,000	3.93	#	07/01/2001	308,500,000
30,000,000	3.73	#	07/02/2001	29,997,352
25,000,000	3.75	#	07/02/2001	25,000,000
25,000,000	3.75		07/05/2001	24,989,583
8,600,000	4.95		07/10/2001	8,589,358
7,000,000	4.59		07/12/2001	6,990,183
40,000,000	3.83	#	07/13/2001	39,994,781
206,500,000	3.85	#	07/15/2001	206,500,000
35,000,000	3.75		07/18/2001	34,938,021
57,000,000	3.68		07/20/2001	56,889,293
95,000,000	6.40		11/01/2001	95,053,865
1,500,000	3.78		11/05/2001	1,479,998
12,160,000	6.07		11/07/2001	11,895,510
47,000,000	5.20		02/01/2002	47,104,057
16,135,000	4.00		06/03/2002	16,119,888
46,875,000	4.00		06/14/2002	46,869,726
Federal Home Loan Bank
30,000,000	3.70	#	07/02/2001	29,997,173
72,000,000	3.72	#	07/02/2001	71,995,392
150,000,000	3.83	#	07/02/2001	149,943,676
150,000,000	3.86	#	07/02/2001	149,990,445
100,000,000	3.89	#	07/02/2001	99,988,484
100,000,000	3.89	#	07/05/2001	100,000,000
12,200,000	3.89		07/05/2001	12,194,727
40,000,000	3.97	#	07/05/2001	40,000,000
25,000,000	4.14		07/05/2001	24,988,500
115,000,000	3.88	#	07/06/2001	115,000,000
100,000,000	4.52	#	07/12/2001	99,980,740
33,700,000	3.75		07/13/2001	33,657,875
130,000,000	3.78	#	07/15/2001	129,988,997
85,000,000	3.79	#	07/15/2001	84,992,806
125,000,000	3.81	#	07/15/2001	124,976,975
50,000,000	3.83	#	07/15/2001	49,993,043
120,000,000	3.78	#	07/17/2001	119,996,844
100,000,000	4.59	#	07/19/2001	99,979,432
47,200,000	3.60		07/20/2001	47,110,320
110,000,000	3.69	#	07/20/2001	109,996,564
35,960,000	3.75		07/25/2001	35,870,100
53,000,000	3.72		07/27/2001	52,857,607
25,000,000	4.11		08/01/2001	24,911,521
1,600,000	4.95		08/03/2001	1,592,740
50,000,000	3.84		08/07/2001	49,802,667
38,675,000	3.84		08/08/2001	38,518,237
50,000,000	3.84		08/09/2001	49,792,000
20,000,000	3.80		08/10/2001	19,915,556
158,000,000	3.87	#	08/17/2001	157,986,104
8,900,000	3.66		08/22/2001	8,852,949
200,000,000	3.80		08/29/2001	198,754,444
75,000,000	3.62	#	09/17/2001	74,988,443

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Obligations (continued)
Federal Home Loan Bank (continued)
$ 50,000,000	3.53%		09/19/2001	$ 49,608,333
10,000,000	6.50		09/19/2001	9,999,498
100,000,000	3.50	#	09/28/2001	99,988,135
140,000,000	7.13		11/15/2001	140,497,516
12,000,000	6.38		11/29/2001	11,998,114
40,000,000	5.50		01/08/2002	40,049,817
12,827,000	3.70		01/15/2002	12,565,971
40,000,000	5.12		01/16/2002	39,982,553
35,250,000	5.00		01/30/2002	35,288,890
15,000,000	6.75		02/01/2002	15,142,205
50,000,000	4.98		02/05/2002	49,968,999
15,000,000	6.75		05/01/2002	15,337,694
19,000,000	7.25		05/15/2002	19,498,827
35,000,000	4.00		06/05/2002	35,004,543
30,000,000	6.88		07/18/2002	30,941,232
Student Loan Marketing Association
200,000,000	3.94		07/02/2001	199,978,111
50,000,000	3.88	#	07/03/2001	49,992,145
120,000,000	3.90	#	07/03/2001	119,993,113
15,000,000	3.90	#	07/03/2001	14,996,462
45,000,000	3.95	#	07/03/2001	45,000,000
70,000,000	3.95	#	07/03/2001	69,999,100
50,000,000	3.95	#	07/03/2001	49,987,693
50,000,000	3.97	#	07/03/2001	49,998,683
50,000,000	3.87		07/25/2001	49,871,000
19,600,000	6.07		11/13/2001	19,153,855
43,700,000	4.56		02/14/2002	42,439,328
15,000,000	3.61		06/14/2002	14,476,550
25,000,000	3.75		06/28/2002	24,993,653
15,000,000	3.95		07/01/2002	14,997,148
Tennesee Valley Authority
50,000,000	3.84		07/11/2001	49,946,667
45,000,000	3.87		07/12/2001	44,946,787
31,000,000	3.56		08/10/2001	30,877,378

Total U.S. Government Agency Obligations				$5,032,028,438

Total Investments				$5,032,028,438

#	Variable rate security index is based on either U.S. Treasury Bill, LIBOR, Federal Funds or Prime lending rate.
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.
The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt Diversified Portfolio

June 30, 2001 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Alabama—3.3%
Alabama Public School & College Authority RB Capital Improvement Series 1999 D (AA/Aa3)
$ 3,395,000	5.00%	08/01/2001	$ 3,396,942
Columbia IDB VRDN PCRB Refunding for Alabama Co. Series 1996 A (A-1/VMIG1)
9,300,000	3.30	07/02/2001	9,300,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 B (A-1/VMIG1)
9,000,000	3.30	07/02/2001	9,000,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 B (A-1/VMIG1)
3 ,400,000	3.25	07/02/2001	3,400,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Series 1999 A (A-1/VMIG1)
8,000,000	3.30	07/02/2001	8,000,000
Homewood City VRDN for Educational Facilities—Samford University Series 1999 (AMBAC) (VMIG1)
4,200,000	3.30	07/02/2001	4,200,000
Homewood City VRDN for Educational Facilities—Samford University Series 2000 (VMIG1)
12,300,000	3.30	07/02/2001	12,300,000
Mobile City IDRB VRDN PCRB for Alabama Power Co. Series 1993 A (A-1/VMIG1)
7,000,000	3.07	07/05/2001	7,000,000
West Jefferson IDB PCRB VRDN Refunding for Alabama Power Co. Project Series 1998 (A-1/VMIG1)
6,000,000	3.25	07/02/2001	6,000,000

			$ 62,596,942

Alaska—2.2%
Alaska State Housing Finance Corp. VRDN for Housing Development Series 2000 B (A-1+/VMIG1)
$20,205,000	2.75%	07/05/2001	$ 20,205,000
Valdez Alaska Marine Terminal VRDN RB for Exxon Pipeline Series 1993 A (A-1+/VMIG1)
4,150,000	3.25	07/02/2001	4,150,000
Valdez Alaska Marine Terminal VRDN RB for Exxon Pipeline Series 1993 B (A-1+/VMIG1)
15,140,000	3.25	07/02/2001	15,140,000
Valdez Alaska Marine Terminal VRDN RB for Exxon Pipeline Series 1993 C (A-1+/VMIG1)
2,700,000	3.25	07/02/2001	2,700,000

			$ 42,195,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Arizona—0.9%
Arizona State Transportation Board Excise Tax RB Maricopa County Regional Area Road Series 1998 A (AA/Aa2)
$ 5,000,000	5.00%	07/02/2001	$ 5,000,083
Arizona State Transportation Board Highway RB Series 1991 A (AA/Aaa)
3,600,000	6.50	07/02/2001	3,654,185
Mesa IDA VRDN RB for Discovery Health Systems Series 1999 B (MBIA) (A-1+/VMIG1)
3,440,000	2.65	07/05/2001	3,440,000
Pima County Community College District RB Project of 1995 Series 1999 B (AA-/Aa2)
5,000,000	4.50	07/02/2001	5,000,216

			$ 17,094,484

California—1.6%
Los Angeles California Unified School District TRANS GO (SP-1+/MIG1)
$ 5,400,000	4.00% ›	07/23/2002	$ 5,479,542
Los Angeles County TRANS GO (SP-1+/MIG1)
25,000,000	3.75 ›	06/28/2002	25,274,500

			$ 30,754,042

Colorado—0.6%
City & County of Denver GO Refunding Series 1998 A (AA+/Aa2)
$ 3,000,000	5.00%	08/01/2001	$ 3,001,593
Platte River Power Authority Electric VRDN RB Series 1993 S-1 (Morgan Guaranty Trust SPA) (A-1/VMIG1)
9,000,000	3.10	09/11/2001	9,000,000

			$ 12,001,593

Florida—5.3%
Broward County Housing Finance Authority VRDN MF Hsg. RB for Sanctuary Apartments Project Series 1985 (VMIG1)
$ 5,500,000	3.01%	07/05/2001	$ 5,500,000
Florida DOT Eagle Tax-Exempt Trust Series 96 C0903 Class A (A-1+)
12,000,000	2.78	07/05/2001	12,000,000
Florida Local Government Financing Commission Pooled CP Notes Series A (First Union National Bank) (A-1/P-1)
11,500,000	2.70	10/05/2001	11,500,000
20,289,000	2.75	10/10/2001	20,289,000
14,000,000	2.95	10/12/2001	14,000,000
Jacksonville Electric Authority VRDN RB Subordinated Electric Systems Series 2000 F (Landesbank Hessen-Thueringen Girozentrale SPA) (A-1+/VMIG1)
9,000,000	3.30	07/02/2001	9,000,000
Orange County Educational Facilities Authority RB for Rollins College Project Series 2001 (Bank of America LOC) (VMIG1)
11,300,000	3.35	07/02/2001	11,300,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt Diversified Portfolio    (continued)
June 30, 2001 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Florida (continued)
Palm Beach County School Board COPS PA-658 (A-1+)
$ 7,870,000	2.76%	07/05/2001	$ 7,870,000
Putnam County IDA Floating/Fixed Rate PCRB for Seminole Electric Series 1984 H-1 (NRU LOC) (A-1+/P-1)
3,600,000	2.85	07/05/2001	3,600,000
Putnam County IDA Floating/Fixed Rate PCRB for Seminole Electric Series 1984 H-2 (NRU LOC) (A1+/P1)
6,235,000	2.85	07/05/2001	6,235,000

			$ 101,294,000

Georgia—10.1%
Appling County IDA VRDN PCRB for Georgia Power Co. Series 1997 (A-1/VMIG1)
$ 9,600,000	3.25%	07/02/2001	$ 9,600,000
Atlanta Airport Revenue VRDN Series 00 SG140 (FGIC) (A-1+)
15,380,000	2.76	07/05/2001	15,380,000
Atlanta Water & Sewer RB Eagle Tax-Exempt Trust Series 971003 Class A COPS (FGIC) (A-1c)
10,500,000	2.78	07/05/2001	10,500,000
Bartow County IDA VRDN PCRB for Georgia Power Co. First Series 1997 (A-1/VMIG1)
19,500,000	3.30	07/02/2001	19,500,000
Bartow County IDA VRDN PCRB for Georgia Power Co. First Series 1996 (A-1/VMIG1)
9,500,000	3.25	07/02/2001	9,500,000
Burke County IDA PCRB for Georgia Power Co. Fifth Series 1995 (A/VMIG1)
16,400,000	3.35	07/02/2001	16,400,000
Burke County IDA PCRB for Georgia Power Co. First Series 1992 (A/VMIG1)
4,100,000	3.20	07/02/2001	4,100,000
Burke County IDA PCRB for Georgia Power Co. Fourth Series 1995 (A/VMIG1)
12,700,000	3.25	07/02/2001	12,700,000
Burke County IDA PCRB for Georgia Power Co. Ninth Series 1994 (A-1/VMIG1)
10,600,000	3.20	07/02/2001	10,600,000
Burke County IDA PCRB for Oglethorpe Power Corp. Series 1994 A (FGIC) (A-1+/VMIG1)
25,460,000	2.65	07/05/2001	25,460,000
Burke County IDA VRDN PCRB for Georgia Power Co. Fourth Series 1994 (A-1/VMIG1)
10,000,000	3.45	07/02/2001	10,000,000
Dekalb County Hospital Authority Revenue Anticipation Certificates for Dekalb Medical Center, Inc. Series 1993 B (Suntrust Bank LOC) (VMIG1)
4,170,000	2.70	07/05/2001	4,170,000
Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Georgia (continued)
Effingham County IDA PCRB VRDN Adjustment for Savannah Electric & Power Co. Project Series 1997 (A-1/VMIG1)
$ 8,470,000	3.35%	07/02/2001	$ 8,470,000
Fulco Hospital Authority VRDN RANS for Peidmont Hospital Project Series 1999 (Suntrust Bank LOC) (A-1+/VMIG1)
16,510,000	2.65	07/05/2001	16,510,000
Municipal Electric Authority of Georgia RB Series 1994 E (ABN AMRO Bank LOC) (A-1+/VMIG1)
3,810,000	2.85	07/05/2001	3,810,000
Municipal Electric Authority of Georgia RB Series 2001 A (A-1+/P-1)
9,000,000	3.25	08/01/2001	9,000,000
Municipal Electric Authority of Georgia RB Series 2001 B (A-1+/P-1)
3,762,000	3.10	07/31/2001	3,762,000
Savannah Economic Development Authority PCRB VRDN Refunding Savannah Electric & Power Project Series 1993 (A-1/VMIG1)
1,300,000	3.20	07/02/2001	1,300,000

			$ 190,762,000

Hawaii—0.4%
Honolulu City & County GO VRDN Series 2000 A (Landesbank Hessen-Thueringen Girozentrale LOC) (A-1+/VMIG1)
$ 8,150,000	2.65%	07/05/2001	$ 8,150,000

Illinois—7.8%
Chicago City RB for Chicago Midway Airport Series 1997 Societe Generale Trustee Floating Rate Receipts (MBIA) (A-1+)
$12,000,000	2.76%	07/05/2001	$ 12,000,000
Chicago Illinois GO Tender Notes (Landesbank Hessen-Thueringen Girozentrale LOC) (A-1+/VMIG1)
5,000,000	3.65	08/09/2001	5,000,000
Chicago Park District TANS Series 2000 (SP-1+/MIG1)
17,500,000	5.13	09/21/2001	17,530,962
City of Chicago Board of Education GO VRDN Series 2000 C (Dexia Public Finance SPA) (A-1+/VMIG1)
10,000,000	2.65	07/05/2001	10,000,000
City of Chicago Board of Education GO VRDN Series 2000 D (Dexia Public Finance SPA) (A-1+/VMIG1)
17,500,000	2.65	07/05/2001	17,500,000
City of Chicago GO Series 2000 A (Landesbank Hessen-Thueringen Girozentrale LOC) (SP-1+/VMIG1)
5,000,000	4.25	10/25/2001	5,000,000
Evanston GO VRDN for Recreation Center Project Series 2000 C (VMIG1)
5,000,000	2.65	07/05/2001	5,000,000
IIlinois GO Eagle Tax-Exempt Trust Series 96 C1301Class A (A-1+)
4,900,000	2.78	07/05/2001	4,900,000

The accompanying notes are an integral part of these financial statements.

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Illinois (continued)
Illinois Health Facilities Authority VRDN for The Revolving Fund Pooled Finance Program Series 1985 C (Bank One Illinois, N.A. LOC) (A-1+/VMIG1)
$16,675,000	2.70%	07/05/2001	$ 16,675,000
Illinois Health Facilities Authority VRDN for The Revolving Fund Pooled Finance Program Series 1985 D (BankOne, N.A. LOC) (A-1+/VMIG1)
22,850,000	2.70	07/05/2001	22,850,000
Illinois State Toll Highway Priority Series 1993 B (Societe Generale LOC) (MBIA) (A-1+/VMIG1)
18,600,000	2.60	07/05/2001	18,600,000
Metropolitan Pier Eagle Tax-Exempt Trust Series 001307 (A-1+)
9,000,000	2.78	07/05/2001	9,000,000
Village of Sauget VRDN PCRB for Pharmacia Corp. Project Series 1992 (P-1)
3,300,000	2.80	07/05/2001	3,300,000

			$147,355,962

Indiana—1.9%
Fort Wayne Hospital Authority VRDN for Parkview Memorial Hospital Series 1985 C (Bank of America LOC) (VMIG1)
$ 7,655,000	2.65%	07/05/2001	$ 7,655,000
Fort Wayne Hospital Authority VRDN for Parkview Memorial Hospital Series 1985 D (Bank of America LOC) (VMIG1)
1,180,000	2.65	07/05/2001	1,180,000
Indiana GO Eagle Tax-Exempt Trust Series 20011401 Class A (A-1+)
6,400,000	2.78	07/05/2001	6,400,000
Indiana Hospital Equipment Financing Authority VRDN Insured RB Series 1985 A (MBIA) (NBD Bank SPA) (MBIA) (A-1+/VMIG1)
10,000,000	2.90	07/05/2001	10,000,000
Indiana TFA Eagle Tax-Exempt Trust Series 001401 (A-1+)
5,000,000	2.78	07/05/2001	5,000,000
Warwick County VRDN PCRB for ALCOA Project Series 1992 (A-1)
5,000,000	2.70	07/05/2001	5,000,000

			$ 35,235,000

Iowa—2.2%
Chillicothe City VRDN PCRB for Midamerican Energy Co./Midwest Power Systems Series 1993 A (A-1/VMIG1)
$ 900,000	2.80%	07/05/2001	$ 900,000
Iowa Finance Authority VRDN RB for Trinity Health Series 2000 D (Morgan Guaranty Trust SPA) (A-1+)
18,500,000	2.70	07/05/2001	18,500,000
Muscatine County PCRB Pharmacia Corp. Series 1992 (P-1)
1,000,000	2.80	07/05/2001	1,000,000
Salix City VRDN PCRB for Midwest Power Systems, Inc. Project Series 1993 (A-1/VMIG1)
21,795,000	2.80	07/05/2001	21,795,000

			$ 42,195,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Kansas—1.1%
Kansas DOT Highway VRDN RB Series 2000 B-2 (A-1+/VMIG1)
$13,950,000	3.30%	07/02/2001	$13,950,000
Kansas DOT Highway VRDN RB Series 2000 C-2 (A-1+/VMIG1)
6,000,000	2.70	07/05/2001	6,000,000

			$19,950,000

Kentucky—0.7%
Kentucky Economic Development Financing Authority Hospital Facilities VRDN RB for The Health Alliance of Greater Cincinnati Series 1997 D (MBIA) (A-1+/VMIG1)
$ 4,632,000	2.68%	07/05/2001	$ 4,632,000
Kentucky Interlocal School TRANS Series 2001 (SP-1+/MIG1)
4,250,000	3.75 ›	06/28/2002	4,292,117
Kentucky State Property & Buildings Commission RB Refunding-Project No. 59 Series 1995 (AA-/Aa3)
5,000,000	5.00	11/01/2001	5,026,584

			$13,950,701

Louisiana—3.1%
Ascension Parish Louisiana PCRB for Vulcan Materials Co. Series 1996 (A-1+/VMIG1)
$ 8,200,000	2.75%	07/05/2001	$ 8,200,000
New Orleans Aviation Board RB Refunding Series 1993 B (MBIA) (A-1+/VMIG1)
38,135,000	2.75	07/05/2001	38,135,000
South Louisiana Commission Port RB for Occidental Petroleum Corp. Series 1996 (P-1)
11,800,000	2.65	07/05/2001	11,800,000

			$58,135,000

Maryland—0.3%
University of Maryland System Auxiliary Facility & Tuition P-Floats-PT 428 Series 2000 (A-1+)
$ 4,945,000	2.76%	07/05/2001	$ 4,945,000

Massachusetts—1.8%
Commonwealth of Massachusetts Eagle Tax-Exempt Trust Series 97 C2101 (MBIA) (A-1+)
$10,195,000	2.68%	07/05/2001	$10,195,000
Massachusetts Health & Education Facility Authority VRDN RB for Capital Asset Program Series 1985 E (Bank One, N.A. LOC SPA) (VMIG1)
4,700,000	3.25	07/02/2001	4,700,000
Massachusetts Health & Education Facility Authority VRDN RB for Harvard University Series 2000 Y (A-1+/VMIG1)
11,200,000	2.50	07/05/2001	11,200,000
Massachusetts Water Resources Authority RB Series 1999 (State Street Bank and Trust Co. LOC) (A-1+/P-1)
7,400,000	2.90	10/04/2001	7,400,000

			$33,495,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt Diversified Portfolio    (continued)
June 30, 2001 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Michigan—2.5%
Michigan Building Authority Series 1998 I (A-1+)
$ 6,600,000	2.76%	07/05/2001	$ 6,600,000
Michigan Municipal Bond Authority Revenue Series 1998 (A-1+)
8,600,000	2.76	07/05/2001	8,600,000
Michigan State Trunk Line Fund Series 1998 A Eagle Tax-Exempt Trust Series 982202 Class A Certificates (A-1+)
18,000,000	2.78	07/05/2001	18,000,000
Michigan State University VRDN Series 2001 A (A-1+/VMIG1)
5,000,000	2.75	07/05/2001	5,000,000
State of Michigan GO CP Series 2001 (AAA)
10,000,000	3.20	10/03/2001	10,000,000

			$48,200,000

Minnesota—1.7%
City of Rochester MN Health Care Facilities Mayo Foundation Series 2000 B (A-1+)
$ 4,000,000	2.80%	10/01/2001	$ 4,000,000
17,000,000	2.95	10/01/2001	17,000,000
Minneapolis Minnesota VRDN GO for Convention Center Series 2000 Bayerische Hypo-Und Verinsbank SPA) (A-1/VMIG1)
11,000,000	2.60	07/05/2001	11,000,000

			$32,000,000

Mississippi—1.5%
Jackson County Mississippi VRDN PCRB Refunding Chevron USA, Inc. Series 1993 (P-1)
$ 4,800,000	3.25%	07/02/2001	$ 4,800,000
Mississippi GO Eagle Tax-Exempt Trust Series 20012401 Class A (A-1+)
10,655,000	2.78	07/05/2001	10,655,000
Mississippi Hospital Equipment & Facilities Authority VRDN RB for Mississippi Baptist Medical Center Series 1990 (VMIG1)
13,000,000	2.75	07/05/2001	13,000,000

			$28,455,000

Missouri—0.3%
Missouri Environmental Improvement & Energy VRDN PCRB Refunding for Pharmacia Corp. Series 1993 (P-1)
$ 5,000,000	2.70%	07/05/2001	$ 5,000,000

Nevada—0.7%
Clark County Series 2000 PA-653 (A-1+)
$ 5,700,000	2.76%	07/05/2001	$ 5,700,000
Clark County Nevada Eagle Tax-Exempt Trust Series 002801 Class A (A-1+)
6,920,000	2.78	07/05/2001	6,920,000

			$12,620,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

New Hampshire—0.5%
New Hampshire GO Series 2000 A (AA+/Aa2)
$ 2,700,000	5.00%	12/03/2001	$ 2,709,248
New Hampshire GO CP Series 2000 A (A-1+/P-1)
7,250,000	2.65	10/02/2001	7,250,000

			$ 9,959,248

New Mexico—2.4%
Albuquerque NM VRDN RB Refunding for Affordable Housing Projects Series 2000 (A-1+/VMIG1)
$ 5,880,000	2.75%	07/05/2001	$ 5,880,000
New Mexico Highway Commission VRDN RB Series 1996 (FSA) (A-1+/VMIG1)
26,135,000	2.65	07/05/2001	26,135,000
New Mexico State Severance Tax RB Series 1997 A (AA/Aa2)
2,450,000	5.50	07/02/2001	2,450,074
New Mexico State Severance Tax RB Series 1998 B (AA/Aa2)
3,505,000	4.75	07/02/2001	3,505,037
University of New Mexico RB Sub Lien Systems Improvement Series 2001 (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
7,500,000	2.75	07/05/2001	7,500,000

			$45,470,111

New York—6.6%
Long Island Power Authority Electric System VRDN RB Subseries 1998 1B (State Street Bank LOC) (A-1+/VMIG1)
$16,300,000	3.10%	07/02/2001	$16,300,000
Metropolitan Transportation Authority Dedicated Tax Fund PA-656 Series 2000 A (A-1+)
2,600,000	2.51	07/05/2001	2,600,000
Municipal Assistance Corp. RB for The City of New York Series 1996 E (AA+/Aa1)
8,200,000	5.50	07/02/2001	8,200,261
New York City GO VRDN Series 1992 B (FGIC-SPI) (A-1+/VMIG1)
1,500,000	3.00	07/02/2001	1,500,000
New York City GO VRDN Subseries E5 (Morgan Guaranty Trust LOC) (A-1+/VMIG1)
3,900,000	3.25	07/02/2001	3,900,000
New York City Municipal Water & Sewer System Revenue VRDN Series 1994 G (FGIC-SPI) (A-1+/VMIG1)
7,200,000	3.10	07/02/2001	7,200,000
New York City Transitional Finance Authority Eagle-Tax Exempt Trust Series 2000 Class A COPS (A-1+)
2,000,000	2.58	07/05/2001	2,000,000
New York State Dormitory Authority VRDN RB for Cornell University Series 1990 B (Morgan Stanley Guaranty Trust SPA) (A-1+/VMIG1)
3,600,000	3.10	07/02/2001	3,600,000

The accompanying notes are an integral part of these financial statements.

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

New York (continued)
New York State Energy Research & Development Authority PCRB for New York State Electric & Gas Corp. Series 1994 B (Mellon Bank LOC) (A1+/VMIG1)
$ 3,500,000	3.20%	07/02/2001	$ 3,500,000
New York State Local Government Assistance Corp. RB VRDN Series 1995 C (Landesbank Hessen-Thueringen Girozentrale) (A-1+/VMIG1)
8,040,000	2.45	07/05/2001	8,040,000
New York State Power Authority RB Subordinate Series 2000 5 (A+/VMIG1)
24,000,000	2.45	07/05/2001	24,000,000
Port Authority New York & New Jersey Special Obligation VRDN RB for Versatile Structure Obligation Series 1994 2 (Morgan Guaranty Trust SPA) (A-1+/VMIG1)
5,400,000	3.20	07/02/2001	5,400,000
Triborough Bridge & Tunnel Authority BANS Series 2001 A-1 (SP-1/MIG1)
38,500,000	5.00	01/17/2002	38,952,172

			$125,192,433

North Carolina—2.0%
Mecklenburg County Public Improvement GO Series 1998 B (AAA/Aaa)
$ 2,000,000	4.30%	02/01/2002	$ 2,005,675
North Carolina Health Care Facilities VRDN RB Series 1999 (Wachovia Bank N.A. LOC) (A-1+/Aa3)
10,730,000	2.70	07/05/2001	10,730,000
North Carolina Medical Care Commission VRDN RB for Baptist Hospitals Project Series 2000 (Wachovia Bank N.A.) (A-1+/VMIG1)
20,000,000	2.65	07/05/2001	20,000,000
North Carolina Medical Care Commission VRDN RB for Duke University Hospitals Series 1985 B (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
5,100,000	2.75	07/06/2001	5,100,000

			$ 37,835,675

Ohio—1.0%
Cuyahoga County Hospital VRDN RB for University Hospitals Health Systems, Inc. Series 1999 C (AMBAC) (A-1+/VMIG1)
$13,600,000	2.70%	07/05/2001	$ 13,600,000
Ohio State University General Receipts VRDN RB Series 1999 B2 (A-1+/VMIG1)
4,450,000	2.70	07/05/2001	4,450,000

			$ 18,050,000

Oklahoma—0.9%
Muskogee Industrial Trust PCRB for Oklahoma Gas & Electric Co. Series 1997 A (A-1+/VMIG1)
$16,500,000	3.00%	07/05/2001	$ 16,500,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Pennsylvania—1.3%
Commonwealth of Pennsylvania GO Bonds First Series 1994 Eagle Tax-Exempt Trust 943804 Class A COPS (AMBAC) (A-1+)
$14,400,000	2.78%	07/05/2001	$ 14,400,000
Commonwealth of Pennsylvania System of Higher Education BANS for Temple University Funding Obligations (MIG1)
6,000,000	4.00	05/08/2002	6,048,598
Lancaster County Hospital Authority VRDN RB for Health Center Masonic Homes Series 1999 (AMBAC) (A-1/VMIG1)
4,000,000	2.65	07/05/2001	4,000,000

			$ 24,448,598

Puerto Rico—2.1%
Puerto Rico Government Development Bank (A-1+)
$30,000,000	3.10%	07/31/2001	$ 30,000,000
10,000,000	3.05	09/12/2001	10,000,000

			$ 40,000,000

South Carolina—0.7%
South Carolina GO Eagle Tax-Exempt Trust Series 2001 4001 Class A (A-1+)
$ 6,760,000	2.78%	07/05/2001	$ 6,760,000
South Carolina State P Floats Part 1225 (A-1+)
6,805,000	2.71	07/05/2001	6,805,000

			$ 13,565,000

Tennessee—4.5%
City of Memphis GO CP Series 2001 (A-1+/P-1)
$ 7,000,000	3.05%	10/01/2001	$ 7,000,000
Knoxville Utilities Board VRDN RB Subordinate Electric System Notes Series 2000 (Suntrust Bank SPA) (FSA) (A-1+/VMIG1)
12,800,000	3.25	07/02/2001	12,800,000
Knoxville Utilities Board VRDN RB Subordinate Gas System Notes Series 2000 (Suntrust Bank SPA) (FSA) (A-1+/VMIG1)
7,700,000	3.25	07/02/2001	7,700,000
Knoxville Utilities Board VRDN RB Subordinate Water System Notes Series 2000 (FSA) (Suntrust Bank SPA) (A-1+/VMIG1)
3,000,000	3.25	07/02/2001	3,000,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB for Vanderbilt University Series B (A-1+/VMIG1)
11,250,000	2.65	07/05/2001	11,250,000
Sevier County Public Building Authority RB for Local Government Improvement Series III F (AMBAC) (VMIG1)
15,300,000	2.70	07/05/2001	15,300,000
State of Tennessee GO Series 2000 A (A-1+/P-1)
12,500,000	3.15	08/10/2001	12,500,000
16,600,000	2.60	10/09/2001	16,600,000

			$ 86,150,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt Diversified Portfolio    (continued)
June 30, 2001 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Texas—18.6%
Belton IDRB VRDN RB for H.E. Butt Grocery Co. Series 1993 (Chase Bank of Texas LOC) (P-1)
$ 1,725,000	2.65%	07/05/2001	$ 1,725,000
Brazos River Authority PCRB for Pharmacia Corp. Series 1990 (P-1)
5,300,000	2.80	07/05/2001	5,300,000
Brazos River Authority PCRB for Pharmacia Corp. Series 1994 (P-1)
5,100,000	2.80	07/05/2001	5,100,000
Brazos Texas Harbor IDA for Pharmacia Corp. Series 1991 (P-1)
3,500,000	2.80	07/05/2001	3,500,000
City of Houston Series A (A-1+/P-1)
5,950,000	3.00	08/27/2001	5,950,000
10,500,000	2.65	10/11/2001	10,500,000
City of Houston Series C (A-1+/P-1)
1,750,000	3.00	08/27/2001	1,750,000
City of Houston Water & Sewer Series A (A-1+/P-1)
10,000,000	2.75	08/23/2001	10,000,000
20,000,000	2.90	09/06/2001	20,000,000
5,000,000	3.10	09/11/2001	5,000,000
City of San Antonio Electric & Gas System Series 1997 SG 105 (A-1c)
36,800,000	2.76	07/05/2001	36,800,000
Coastal Bend Health Facilities Development Corp. Incarnate Word Health System RB Series 1998 B (AMBAC) (P-1)
12,600,000	2.75	07/05/2001	12,600,000
Gulf Coast Waste Disposal Authority VRDN PCRB Refunding for Amoco Oil Co. Series 1992 (A1+/VMIG1)
4,415,000	3.25	07/02/2001	4,415,000
Harris County Health Facilities Development Corp. RB for St. Luke’s Episcopal Hospital Series 1997 A (A-1+)
45,700,000	3.30	07/02/2001	45,700,000
Harris County Health Facilities Development Corp. RB VRDN for Methodist Hospital Series 1994 (A-1+)
20,600,000	3.30	07/02/2001	20,600,000
Harris County Health Facilities Development Corp. RB VRDN for St. Luke’s Episcopal Hospital Series 1997 B (A-1+)
10,595,000	3.30	07/02/2001	10,595,000
Red River Education Financing RB VRDN Revenue for Christian University Project Series 2000 (VMIG1)
6,000,000	2.75	07/05/2001	6,000,000
San Antonio Electric & Gas System CP Notes Series A (A-1+/P-1)
11,900,000	2.95	09/10/2001	11,900,000
15,000,000	2.95	10/02/2001	15,000,000
Texas A&M University (A-1+/P-1)
7,800,000	2.55	09/10/2001	7,800,000
Texas Public Finance Authority Series 1993 A (A-1/P-1)
13,000,000	3.05	07/24/2001	13,000,000
6,250,000	2.65	12/03/2001	6,250,000
Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Texas (continued)
Texas State TRANS RB Series 2000 (SP1+/MIG1)
$69,000,000	5.25%	08/31/2001	$ 69,121,082
University Of Texas Systems Revenue Finance Systems Series A (A-1+/P-1)
16,500,000	2.65	11/28/2001	16,500,000
7,500,000	2.60	11/29/2001	7,500,000

			$ 352,606,082

Utah—2.1%
Central Water Conservancy District GO VRDN Refunding for Tender Option Series 1998 E (AMBAC) (A-1+/VMIG1)
$21,000,000	2.70%	07/05/2001	$ 21,000,000
Central Water Conservancy District GO VRDN Tender Option Bonds Series 1998 F (AMBAC) (A-1+/VMIG1)
7,290,000	2.70	07/05/2001	7,290,000
Intermountain Power Agency VRDN Series 85E (A-1+/VMIG1)
5,000,000	2.65	10/15/2001	5,000,000
Utah State GO Series 1997 F (AAA/Aaa)
3,500,000	5.00	07/02/2001	3,500,060
Utah State GO Series 1998 A (AAA/Aaa)
2,400,000	5.00	07/02/2001	2,400,041

			$ 39,190,101

Virginia—1.1%
Fairfax County IDA VRDN for Health Care Inova Health Systems Series 2000 (A-1+/VMIG1)
$12,500,000	2.65%	07/05/2001	$ 12,500,000
Roanoke IDA VRDN RB for Roanoke Memorial Hospitals Series 1995 B (First Union National Bank SPA) (A-1/VMIG1)
5,800,000	3.30	07/02/2001	5,800,000
Virginia College Building Authority Educational Facilities VRDN RB for The University of Richmond Project Series 1999 (VMIG1)
2,900,000	2.65	07/05/2001	2,900,000

			$ 21,200,000

Washington—3.3%
King County Limited Tax GO Bonds Series 1994 A Eagle Tax-Exempt Trust Series 97 C 4701 (A-1+)
$10,000,000	2.78%	07/05/2001	$ 10,000,000
King County Sewer RB CP Series A (A-1+/P-1)
7,500,000	3.15	07/20/2001	7,500,000
9,900,000	3.00	08/27/2001	9,900,000
State of Washington Eagle Tax-Exempt Trust Series 2000 Class A COPS (A-1+)
8,000,000	2.78	07/05/2001	8,000,000
Washington GO Eagle Tax-Exempt Trust Series 984702 Class A (A-1+)
6,000,000	2.78	07/05/2001	6,000,000

The accompanying notes are an integral part of these financial statements.

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Washington (continued)
Washington State GO Refunding Series 1991 R-92-A (AA+/Aa1)
$ 4,500,000	6.20%	09/04/2001	$ 4,514,183
Washington State GO Eagle Tax-Exempt Trust Series 96 C4704 (A-1+)
8,500,000	2.78	07/05/2001	8,500,000
Washington State Health Care Facilities Authority VRDN RB for Sisters of Providence Series 1985 E (Rabobank Nederland SPA) (A-1+/VMIG1)
8,800,000	3.30	07/02/2001	8,800,000

			$ 63,214,183

Wisconsin—1.5%
Milwaukee Metropolitan Sewage District GO Capital Purpose Bonds Series 1992 A Eagle Tax-Exempt Trust Series 944905 (A-1c)
$15,085,000	2.78%	07/05/2001	$ 15,085,000
Southeast Wisconsin Professional Baseball Park District RB P-Floats-PT 425 Series 2000 (A-1+)
5,495,000	2.76	07/05/2001	5,495,000
Wisconsin TRANS Eagle Tax-Exempt Trust Series 981402 Class A (A-1+)
7,500,000	2.78	07/05/2001	7,500,000

			$ 28,080,000

Wyoming—3.6%
Lincoln County VRDN PCRB Floating Rate Dates for Exxon Corp. Series 1984 B (A-1+/P-1)
$ 7,140,000	3.25%	07/02/2001	$ 7,140,000
Lincoln County VRDN PCRB Floating Rate Dates for Exxon Corp. Series 1984 D (A-1+/P-1)
5,300,000	3.25	07/02/2001	5,300,000
Sweetwater County PCRB for Pacificorp Project Series 1990 A (Commerzbank LOC) (VMIG1)
24,400,000	2.95	07/05/2001	24,400,000
Sweetwater VRDN County PCRB for Pacificorp Project Series 1988 B (Canadian Imperial Bank of Commerce LOC) (A-1+/P-1)
7,450,000	3.45	07/02/2001	7,450,000
Uinta County Wyoming VRDN PCRB for Refunding Chevron USA, Inc. Series 1992 (VMIG1)
4,400,000	3.25	07/02/2001	4,400,000
Wyoming State Education Fund TRANS Series 2001 B (SP-1+)
20,000,000	3.50 ›	06/27/2002	20,186,600

			$ 68,876,600

Total Investments			$1,936,722,755

› Forward commitments.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

Security ratings are unaudited.

The percentage shown for each category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt California Portfolio
June 30, 2001 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

California—98.5%
Alameda County TRANS Series 2000 (SP1+/MIG1)
$ 10,000,000	5.00%		07/02/2001	$ 10,000,183
Bay Area Toll Authority VRDN Toll Bridge RB for San Francisco Bay Area Series 2001 C (AMBAC) Westdeutsche Landesbank SPA) (A-1+/VMIG1)
5,000,000	2.55		07/05/2001	5,000,000
California Health Facilities Financing Authority Insured Variable Rate Hospital RB for Adventist Health System/West Series 1998 B (MBIA) A-1+/VMIG1)
9,100,000	3.05		07/02/2001	9,100,000
California Pollution Control Financing Authority Adjustable PCRB for Shell Oil Series 1991 B (A-1+/VMIG1)
4,900,000	3.10		07/02/2001	4,900,000
California Pollution Control Financing Authority Variable Rate RB for Exxon Mobil Project Series 2000 (A-1+/VMIG1)
5,000,000	3.05		07/02/2001	5,000,000
California Pollution Control Financing Authority Variable Rate RB for Shell Oil Series 1991 A (A-1+/VMIG1)
2,100,000	3.10		07/02/2001	2,100,000
California School Cash Reserve Program Pool GO Bonds Series 2001 A (AMBAC) (SP-1+/MIG1)
7,500,000	4.00	›	07/03/2002	7,598,625
California State PT 1001 Series 1997 (A-1+)
18,870,000	2.53		07/05/2001	18,870,000
California State Series 1997 (FGIC) (A-1+)
22,000,000	2.60		07/05/2001	22,000,000
East Bay Municipal Utility District Water & Waste Water CP Notes (A-1+/P-1)
5,000,000	3.00		08/22/2001	5,000,000
Fremont VRDN COPS for Family Resources Center Financing Project Series 1998 (KBC Bank LOC) (A-1+)
3,800,000	2.75		07/05/2001	3,800,000
Fremont VRDN MF Hsg. RB for Creekside Village Apartments Series 1985 D (KBC Bank LOC) (VMIG1)
8,400,000	2.55		07/05/2001	8,400,000
Fresno County Adjustable RB for Trinity Health Credit Series 2000 C (A-1+/VMIG1)
25,550,000	2.50		07/05/2001	25,550,000
Glendale VRDN COPS for Police Building Project Series 2000 (Morgan Guaranty Trust) (A-1+/VMIG1)
18,900,000	2.55		07/05/2001	18,900,000
Huntington Beach MF Hsg. RB for Essex Huntington Breakers Series 1996 A (FHLMC) (VMIG1)
13,000,000	2.50		07/05/2001	13,000,000
Huntington Beach MF Hsg. RB for Seabridge Villas Series 1985 A (Bank of America LOC) (VMIG1)
7,000,000	4.00		07/02/2001	7,000,000
Principal Amount	Interest Rate		Maturity Date	Amortized Cost

California (continued)
Irvine Ranch Water District Consolidated Refunding GO RB Series 1993 B (Toronto Dominion Bank LOC) (A-1+/VMIG1)
$ 3,300,000	3.20%		07/02/2001	$ 3,300,000
Irvine Ranch Water District VRDN Consolidated Refunding GO Series 1989 (Toronto Dominion Bank LOC) (A-1+/VMIG1)
8,000,000	3.00		07/02/2001	8,000,000
Irvine Ranch Water District VRDN Consolidated Refunding GO RB Series 1985 B (Landesbank Hessen-Thueringen Girozentrale) (A-1+)
4,200,000	3.20		07/02/2001	4,200,000
Kern County 2000 TRANS (SP-1+)
11,000,000	5.00		07/02/2001	11,000,208
Long Beach City Housing Authority VRDN MF Hsg. RB for Channel Point Apartment Series 1998 A (FNMA) (A-1+)
12,500,000	2.45		07/05/2001	12,500,000
Los Angeles City TRANS Series 2001 (MIG1)
5,000,000	4.00	›	06/28/2002	5,071,650
Los Angeles County Housing Authority Variable Rate MF Hsg. Refunding RB for Malibu Meadows Project Series 1998 B (FNMA) (A-1+)
9,311,000	2.50		07/05/2001	9,311,000
Los Angeles County Metro TRANS Sales Tax Revenue RB Series 1993 A (MBIA) (A-1/VMIG1)
10,000,000	2.45		07/05/2001	10,000,000
Los Angeles County Pension Obligation Adjustable Refunding RB Series 1996 A (AMBAC) (A-1+/VMIG1)
7,600,000	2.50		07/05/2001	7,600,000
Los Angeles County Pension Obligation Adjustable Refunding RB Series 1996 B (AMBAC) (A-1+/VMIG1)
3,600,000	2.50		07/05/2001	3,600,000
Los Angeles County Pension Obligation Adjustable Refunding RB Series 1996 C (AMBAC) (A-1+/VMIG1)
10,900,000	2.50	›	07/05/2001	10,900,000
Los Angeles County Public Works Financing Authority RB for Regional Park & Open Space Series 1997 A (AA/Aa3)
2,740,000	5.00		10/01/2001	2,748,045
Los Angeles County Schools TRANS Series 2000 A (FSA) (SP-1+)
4,000,000	5.00		07/02/2001	4,000,077
Los Angeles County TRANS Series 2001 (SP-1+/MIG1)
7,500,000	3.75	›	06/28/2002	7,582,350
Los Angeles GO Refunding Series 1998 A (AA/Aa2)
6,690,000	4.50		09/04/2001	6,699,048
Los Angeles Unified School District TRANS Series 2001 (SP-1+/MIG1)
2,000,000	4.00	›	07/23/2002	2,029,460
Los Angeles Waste Water Systems Revenue (Toronto Dominion/ Commerce Bank) (A-1+/P-1)
5,500,000	3.00		09/10/2001	5,500,000
4,000,000	3.00		09/11/2001	4,000,000
1,500,000	2.55		10/05/2001	1,500,000

The accompanying notes are an integral part of these financial statements.

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

California (continued)
MSR Public Power Agency Subordinate Lien RB for San Juan Project Series 1997 D (MBIA) (A-1+/VMIG1)
$16,400,000	2.55%	07/05/2001	$ 16,400,000
MSR Public Power Agency Subordinate Lien RB for San Juan Project Series 1997 E (MBIA) (A-1+/VMIG1)
6,200,000	2.40	07/05/2001	6,200,000
Newport Beach VRDN RB for Hoag Memorial Presbyterian Hospital Series 1999 B (A-1+/VMIG1)
15,000,000	2.40	07/05/2001	15,000,000
Newport Beach VRDN RB for Hoag Memorial Presbyterian Hospital Series 1999 C (A-1+/VMIG1)
7,700,000	2.40	07/05/2001	7,700,000
Oakland Joint Powers Financing Authority Lease VRDN RB Series 1998 A2 (FSA) (A-1+/VMIG1)
1,900,000	2.70	07/05/2001	1,900,000
Orange County VRDN Apartment Development RB for Hidden Hills Development Corp. Series 1985 C (FHLMC) (VMIG1)
5,000,000	2.65	07/03/2001	5,000,000
Orange County VRDN Apartment Development RB for Niguel Summit Series 1985 A (FNMA) (VMIG1)
9,000,000	2.65	07/03/2001	9,000,000
Orange County VRDN Apartment Development RB for Seaside Meadow Series 1984 C (KBC Bank N.V. LOC) (VMIG1)
24,000,000	2.55	07/05/2001	24,000,000
Orange County VRDN Apartment Development RB Refunding for Larkspur Canyon Apartment Series 1997 A (FNMA) (A-1+)
3,135,000	2.50	07/05/2001	3,135,000
Palo Alto Unified School District Series 1997 SGA 53 (A-1+)
9,830,000	2.55	07/05/2001	9,830,000
Sacramento County COPS for Administration Center and Courthouse Project Series 1990 (Bayerische Landesbank) (A-1+/VMIG1)
22,875,000	2.70	07/06/2001	22,875,000
Sacramento County Housing Authority VRDN MF Hsg. Refunding RB for Stone Creek Apartments Series 1997 (FNMA) (A-1+)
8,450,000	2.45	07/05/2001	8,450,000
Sacramento County TRANS Series 2000 (SP-1+)
12,500,000	4.25	12/19/2001	12,531,038
San Bernardino County TRANS Series 2000 (SP-1+)
4,840,000	4.50	01/19/2002	4,860,546
San Bernardino County VRDN MF Hsg. Refunding RB for Evergreen Apartments Series 1999 A (FNMA) (A-1+)
16,600,000	2.45	07/05/2001	16,600,000
San Diego Certificates of Undivided Interest PT 1076 Series 1998 (FGIC) (A-1+)
15,685,000	2.63	07/05/2001	15,685,000
Principal Amount	Interest Rate	Maturity Date	Amortized Cost

California (continued)
San Diego County Water Authority Series 1 (A-1/P-1)
$ 7,000,000	2.65%	12/07/2001	$ 7,000,000
10,000,000	2.65	12/10/2001	10,000,000
Southern California Public Power Authority VRDN Refunding RB for Southern Transmission Project Series 1991 (AMBAC) (A-1+/VMIG1)
18,000,000	2.50	07/05/2001	18,000,000
Triunfo County Sanitation District Variable Rate RB Series 1994 (A-1+)
4,310,000	2.80	07/05/2001	4,310,000

			$504,237,230

Puerto Rico—4.3%
Puerto Rico Government Development Bank (CP Program) (A-1+)
$ 5,222,000	3.10%	07/31/2001	$ 5,222,000
7,000,000	3.00	08/21/2001	7,000,000
5,000,000	3.05	09/12/2001	5,000,000
Puerto Rico Government Development Bank VRDN Series 1985 (MBIA) (A-1+/VMIG1)
4,900,000	2.35	07/05/2001	4,900,000

			$ 22,122,000

Total Investments			$526,359,230

› Forward commitments.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

The percentage shown for each category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt New York Portfolio
June 30, 2001 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

New York—96.6%
City of Yonkers Civic Facility IDA VRDN RB Adjustment for Consumers Union Facility Series 1991 (Dexia Credit Local de France LOC) (VMIG1)
$ 2,400,000	2.50%	07/05/2001	$ 2,400,000
City of Yonkers Civic Facility IDA VRDN RB for Consumers Union Facility Series 1989 (Dexia Credit Local de France LOC) (VMIG1)
2,538,000	2.50	07/05/2001	2,538,000
Great Neck North Water Authority Water System VRDN RB Series 1993 A (FGIC) (A-1+/VMIG1)
4,500,000	2.55	07/05/2001	4,500,000
Long Island Power Authority Electric System Series CP-1 (A-1+/MIG1)
5,000,000	2.55	11/01/2001	5,000,000
Long Island Power Authority Electric System VRDN RB Series 1998 1B (State Street Bank & Trust, Co./ Dexia Credit Local LOC) (A-1+/VMIG1)
3,800,000	3.10	07/02/2001	3,800,000
Long Island Power Authority Electric System VRDN RB Subseries 1998 2B (Bayerische Landesbank LOC) (A-1+/VMIG1)
9,500,000	3.10	07/02/2001	9,500,000
Metropolitan Transportation Dedicated Tax Fund VRDN Floats PA # 656 (FGIC) (A-1+)
1,000,000	2.51	07/05/2001	1,000,000
Municipal Assistance Corp. RB for the City of New York Series 1996 E (AA+/Aa1)
4,000,000	5.50	07/02/2001	4,000,135
Municipal Assistance Corp. RB for the City of New York Series 1996 G (AA+/Aa1)
6,000,000	5.50	07/02/2001	6,000,200
Municipal Assistance Corp. RB for the City of New York Series 1997 J (AA+/Aa1)
1,750,000	4.90	07/01/2002	1,788,211
Nassau County IDA Civic Facility & Improvement VRDN RB for Cold Spring Harbor Laboratory Series 1999 (A-1+)
9,750,000	3.10	07/02/2001	9,750,000
New York City Adjustment GO VRDN Series 1992 D (FGIC) (A-1+/VMIG1)
3,500,000	2.50	07/05/2001	3,500,000
New York City GO Bonds VRDN Subseries 1993 B-2 (Morgan Gauranty Trust LOC) (A-1+/VMIG1)
1,100,000	3.15	07/02/2001	1,100,000
New York City GO VRDN Series 1992 B (FGIC) (A-1+/VMIG1)
2,000,000	3.00	07/02/2001	2,000,000
New York City GO VRDN Series 1994 B (B-5) (MBIA) (Morgan Guaranty Trust SPA) (A-1+/VMIG1)
1,900,000	3.20	07/02/2001	1,900,000
New York City GO VRDN Series 1994 B (B-6) (MBIA) (Bank of Nova Scotia SPA) (A-1/VMIG1)
1,600,000	3.20	07/02/2001	1,600,000
Principal Amount	Interest Rate	Maturity Date	Amortized Cost

New York (continued)
New York City GO VRDN Subseries 1993 E-2 (Morgan Guaranty Trust LOC) (A-1+/VMIG1)
$ 2,800,000	3.15%	07/02/2001	$ 2,800,000
1,000,000	3.15	07/02/2001	1,000,000
New York City GO VRDN Subseries 1993 E-5 (Morgan Guaranty Trust LOC) (A-1+/VMIG1)
3,000,000	3.25	07/02/2001	3,000,000
New York City Health & Hospital Corp. Health System Bonds VRDN RB Series 1997 C (Toronto Dominion) (A-1+/VMIG1)
3,695,000	2.50	07/05/2001	3,695,000
New York City Health & Hospital Corp. Health System Bonds VRDN RB Series 1997 D (Bank of Nova Scotia) (A-1/VMIG1)
7,360,000	2.45	07/05/2001	7,360,000
New York City Health & Hospital Corp. VRDN Health System Bonds Series 1997 B (Canadian Imperial Bankof Commerce LOC) (A-1+/VMIG1)
12,255,000	2.50	07/05/2001	12,255,000
New York City IDA VRDN Civic Facility Revenue for the National Audubon Society Series 1989 VRDN (Dexia Credit Local LOC) (A-1+)
1,000,000	3.10	07/02/2001	1,000,000
New York City Municipal Water Finance Authority Series 3 (A-1+/P-1)
3,000,000	2.60	10/04/2001	3,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN Series 1994 C (FGIC) (A-1+/VMIG1)
1,200,000	3.15	07/02/2001	1,200,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN Series 1994 C (FGIC) (A-1+/MIG1)
2,000,000	3.15	07/02/2001	2,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN Series 1994 G (FGIC) (A-1+/VMIG1)
2,000,000	3.10	07/02/2001	2,000,000
New York City Transitional Finance Authority Eagle Trust VRDN Class A (A-1+)
1,000,000	2.58	07/05/2001	1,000,000
New York City Transitional Finance Authority Future Tax Secured Bonds VRDN Series 1999 A-1 (A-1+/VMIG1)
10,695,000	2.55	07/05/2001	10,695,000
New York City Transitional Finance Authority RB VRDN Adjustable Future Tax Secured Bonds Series 1998 A-2 (A-1+/VMIG1)
1,100,000	2.45	07/05/2001	1,100,000
New York City Trust Cultural Resources VRDN RB for American Museum of Natural History Series 1991 B (MBIA) (Credit Suisse SPA) (A-1+/VMIG1)
3,600,000	2.35	07/05/2001	3,600,000
New York City Trust for Resources Multi-Mode Bonds for Solomon Guggenheim Foundation VRDN Series 1990 B (Westdeutsche Landesbank Girozentrale) (A-1+/VMIG1)
1,200,000	3.10	07/02/2001	1,200,000

The accompanying notes are an integral part of these financial statements.

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

New York (continued)
New York State Dormitory Authority RB VRDN for Cornell University Series 1990 B (Morgan Guaranty Trust SPA) (A-1+/VMIG1)
$ 7,100,000	3.10%	07/02/2001	$ 7,100,000
New York State Dormitory Authority RB VRDN for the Metropolitan Museum of Art Series 1993 A (A-1+/VMIG1)
7,245,000	2.50	07/05/2001	7,245,000
New York State Energy & Research Development Authority PCRB VRDN for Orange & Rockland Utilities Series 1994 A (FGIC) (A-1+/VMIG1)
1,000,000	2.35	07/05/2001	1,000,000
New York State Energy & Research Development Authority PCRB VRDN for Rochester Gas & Electric Corp. Series 1997 B (MBIA) (Credit Suisse First Boston SPA) (A-1+/VMIG1)
5,000,000	2.55	07/05/2001	5,000,000
New York State Energy Research & Development Authority PCRB VRDN for New York State Electric & Gas Corp. Series 1994 D (Bank One, NA LOC) (A-1+/VMIG1)
1,300,000	3.15	07/02/2001	1,300,000
New York State Energy Research & Development Authority PCRB VRDN for Rochester Gas & Electric Corp. Series 1997 A (MBIA) (Credit Suisse First Boston SPA) (A-1+/MIG1)
8,800,000	2.50	07/05/2001	8,800,000
New York State Energy Research & Development Authority PCRB VRDN CP for New York State Electric & Gas Corp. Series 1994 B (Mellon Bank) (A-1+/VMIG1)
7,000,000	3.20	07/02/2001	7,000,000
New York State Environmental Facilities Corp. VRDN RB Eagle Tax- Exempt Trust Series 1996 C3204 COPS (Citibank) (A-1+)
6,750,000	2.58	07/05/2001	6,750,000
New York State GO VRDN (Dexia Credit Local LOC) (A-1+/VMIG1)
1,960,000	4.35	08/08/2001	1,960,000
New York State Housing Finance Agency RB VRDN for Liberty View Apartments Housing Series 1997 A (FNMA) (A-1+)
6,000,000	2.45	07/05/2001	6,000,000
New York State Housing Finance Agency RB VRDN for Talleyrand Crescent Housing Series 1999 A (Fleet National Bank LOC) (VMIG1)
8,000,000	2.40	07/05/2001	8,000,000
New York State Housing Finance Agency RB VRDN AMT Tribeca Park Series 1997 A (FNMA LOC) (VMIG1)
8,700,000	2.50	07/05/2001	8,700,000
New York State Housing Finance Agency Revenue RB VRDN AMT for 101 West End Avenue Housing Series 2000 A (Fleet Bank, N.A. LOC) (VMIG1)
3,000,000	2.60	07/05/2001	3,000,000
New York State Housing Finance Agency Revenue RB VRDN for 150 East 44th Street Housing Series 2000 A (Fleet Bank, N.A. LOC) (VMIG1)
1,000,000	2.60	07/05/2001	1,000,000
Principal Amount	Interest Rate	Maturity Date	Amortized Cost

New York (continued)
New York State Local Government Assistance Corp. RB VRDN Series 1995 B (Bank of Nova Scotia LOC) (A-1+/VMIG1)
$ 2,700,000	2.45%	07/05/2001	$ 2,700,000
New York State Local Government Assistance Corp. RB VRDN Series 1995 C (Landesbank Hessen-Thueringen Girozentrale) (A-1+/VMIG1)
15,500,000	2.45	07/05/2001	15,500,000
New York State Local Government Assistance Corp. RB VRDN Series 1995 G (Bank of Nova Scotia LOC) (A-1/VMIG1)
3,400,000	2.35	07/05/2001	3,400,000
New York State Power Authority VRDN RB Subseries 2000-5 (A-1/VMIG1)
12,200,000	2.45	07/05/2001	12,200,000
New York State Power Authority VRDN RB Subseries 2001-1 (A-1/VMIG1)
2,100,000	2.45	07/05/2001	2,100,000
New York State Thruway Authority RB Series CP-2 (A-1+/P-1)
5,000,000	2.60	12/10/2001	5,000,000
New York State Urban Development Corp. RB Correctional Facilities Series 1991 3 (AA-/Aaa)
7,450,000	7.38	01/02/2002	7,727,737
New York State VRDN Series 2000 A (Dexia Credit Local LOC) (A-1+/VMIG1)
5,300,000	3.20	02/07/2002	5,300,000
NYL Municipal Water Finance Authority CP Notes Series 4 (A-1+/P-1)
2,000,000	2.60	10/04/2001	2,000,000
Port Authority New York & New Jersey Special Obligation VRDN RB for Versatile Structure Obligation Series 1994 2 (Morgan Guaranty Trust SPA) (A-1+/VMIG1)
3,300,000	3.20	07/02/2001	3,300,000
Rensselaer County IDA VRDN RB for Rensselaer Polytechnic Institute Civic Facilities Series 1997 A (A-1+/VMIG1)
3,865,000	2.55	07/05/2001	3,865,000
Triborough Bridge & Tunnel Authority RB BANS Series 2001 A-1 (SP1+/MIG1)
8,000,000	5.00	01/17/2002	8,091,090
Triborough Bridge & Tunnel Authority RB Series 1997 A (A+/Aa3)
2,000,000	5.00	01/02/2002	2,013,873
Triborough Bridge & Tunnel Authority RB VRDN Series 2000 A (FSA) (Morgan Guaranty Trust SPA) (A-1+/VMIG1)
1,500,000	2.50	07/05/2001	1,500,000
Triborough Bridge & Tunnel Authority RB VRDN Series 2000 D (FSA) (Lloyds TSB Bank SPA) (A-1+/VMIG1)
9,300,000	2.35	07/05/2001	9,300,000
Westchester County GO Series 2000 C (AAA/Aaa)
3,000,000	4.75	11/15/2001	3,016,809

			$277,151,055

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt New York Portfolio    (continued)
June 30, 2001 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Puerto Rico—3.0%
Puerto Rico Government Development Bank VRDN Series 1985 (MBIA) (A-1+/VMIG1)
$2,700,000	2.35%	07/05/2001	$ 2,700,000
Puerto Rico Government Development Bank CP Program (A-1+)
4,000,000	3.10	07/31/2001	4,000,000
2,000,000	3.05	09/12/2001	2,000,000

			$ 8,700,000

Total Investments			$285,851,055

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

The percentage shown for each category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Investment Abbreviations:
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
COPS	—Certificates of Participation
CP	—Commercial Paper
FGIC	—Insured by Financial Guaranty Insurance Co.
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Insured by Federal National Mortgage Assoc.
FSA	—Insured by Financial Security Assurance Co.
GO	—General Obligation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDRB	—Industrial Development Revenue Bond
LOC	—Letter of Credit
MBIA	—Insured by Municipal Bond Investors Assurance
MF Hsg.	—Multi-Family Housing
NRU	—National Rural Utilities Cooperation Finance Corp.
PCRB	—Pollution Control Revenue Bond
RANS	—Revenue Anticipation Notes
RB	—Revenue Bond
SPA	—Stand-by-Purchase Agreement
TANS	—Tax Anticipation Notes
TRANS	—Tax Revenue Anticipation Notes
VRDN	—Variable Rate Demand Note

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Statements of Assets and Liabilities

June 30, 2001 (Unaudited)

	Prime Obligations Portfolio	Money Market Portfolio	Government Portfolio

Assets:
Investment in securities, at value based on amortized cost	$344,696,304	$1,289,773,023	$180,534,159
Repurchase agreements	508,100,000	1,088,400,000	88,700,000
Cash	74,738	44,820	95,640
Receivables:
Interest	1,873,294	9,292,860	295,639
Reimbursement from investment adviser	—	—	21,336
Other	31,817	31,311	13,774

Total assets	854,776,153	2,387,542,014	269,660,548

Liabilities:
Payables:
Investment securities purchased	—	—	—
Income distribution	2,598,485	7,777,233	733,622
Amounts owed to affiliates	360,901	836,300	87,714
Accrued expenses and other liabilities	122,491	390,230	33,679

Total liabilities	3,081,877	9,003,763	855,015

Net Assets:
Paid-in capital	851,694,276	2,378,538,251	268,805,533
Accumulated net realized loss on investment transactions	—	—	—

NET ASSETS	$851,694,276	$2,378,538,251	$268,805,533

Net asset value, offering and redemption price per unit/share (net assets/units or shares outstanding)	$1.00	$1.00	$1.00

Units/Shares outstanding:
ILA Units	557,285,705	1,376,061,271	195,994,801
ILA Administration Units	105,625,147	312,751,121	2,384,912
ILA Service Units	129,562,288	316,755,147	49,945,647
ILA Class B Units	23,855,935	—	—
ILA Class C Units	11,477,541	—	—
Cash Management Shares	23,887,660	372,970,712	20,424,539

Total units/shares outstanding, $.001 par value (unlimited number of shares authorized)	851,694,276	2,378,538,251	268,749,899

The accompanying notes are an integral part of these financial statements.

Treasury Obligations Portfolio	Treasury Instruments Portfolio	Federal Portfolio	Tax-Exempt Diversified Portfolio	Tax-Exempt California Portfolio	Tax-Exempt New York Portfolio

$ 147,865,952	$520,060,857	$5,032,028,438	$1,936,722,755	$526,359,230	$285,851,055
1,197,800,000	—	—	—	—	—
73,555	95,451	6,488	4,382,524	12,147,382	87,892

3,124,200	—	19,798,257	13,973,925	3,884,053	1,690,539
—	15,510	—	—	—	16,024
16,991	3,390	373,314	12,681	10,798	252

1,348,880,698	520,175,208	5,052,206,497	1,955,091,885	542,401,463	287,645,762

—	—	—	55,232,760	29,283,523	—
3,985,373	1,165,581	16,070,726	3,945,989	984,174	539,123
473,404	148,669	1,779,047	641,187	188,254	94,828
335,096	100,497	461,017	157,931	23,427	38,757

4,793,873	1,414,747	18,310,790	59,977,867	30,479,378	672,708

1,344,086,825	518,760,461	5,033,895,707	1,895,207,631	511,967,612	286,975,981
—	—	—	(93,613)	(45,527)	(2,927)

$1,344,086,825	$518,760,461	$5,033,895,707	$1,895,114,018	$511,922,085	$286,973,054

$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

391,743,383	149,576,883	3,240,317,536	1,316,612,638	374,246,103	157,806,024
14,491,532	23,199,180	641,164,633	270,041,532	57,015,985	95,117,492
935,914,251	330,484,942	249,117,046	16,872,808	775,533	1,699,182
—	—	—	—	—	—
—	—	—	—	—	—
1,937,659	15,499,456	903,296,492	291,624,705	79,849,003	32,353,283

1,344,086,825	518,760,461	5,033,895,707	1,895,151,683	511,886,624	286,975,981

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Statements of Operations

For the Six Months Ended June 30, 2001 (Unaudited)

	Prime Obligations Portfolio	Money Market Portfolio	Government Portfolio

Investment income:
Interest income	$22,901,588	$73,402,133	$5,924,326

Expenses:
Management fees	1,574,236	4,752,304	405,558
Transfer Agent fees(a)	179,913	543,120	46,349
Service Share fees	245,436	681,713	100,652
Distribution and Service fees(b)	253,498	950,128	71,301
Cash Management Share fees	81,481	950,128	71,301
Custodian fees	69,781	140,467	36,150
Administration Share fees	61,917	236,196	2,163
Registration fees	22,326	77,188	23,123
Professional fees	19,056	18,826	18,348
Trustee fees	4,301	4,534	4,301
Other	34,938	32,128	21,554

Total expenses	2,546,883	8,386,732	800,800
Less—expense reductions	(71,076)	(818,218)	(113,810)

Net expenses	2,475,807	7,568,514	686,990

NET INVESTMENT INCOME	20,425,781	65,833,619	5,237,336

Net realized gain (loss) on investment transactions	(971)	52,871	6

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,424,810	$65,886,490	$5,237,342

(a)  The following Portfolios had transfer agency fees of:
Portfolio	ILA Units		Administration Units	Service Units	Cash Management Shares

Prime Obligations	$ 132,339	^	$ 16,511	$ 24,544	$ 6,519
Money Market	335,953		62,986	68,171	76,010
Government	30,003		577	10,065	5,704
Treasury Obligations	73,430		3,128	120,710	468
Treasury Instruments	42,817		4,434	24,317	2,996
Federal	809,493		122,265	51,579	211,035
Tax-Exempt Diversified	296,857		33,408	5,180	54,507
Tax-Exempt California	92,135		8,708	56	16,748
Tax-Exempt New York	34,654		18,129	302	4,970

^	Includes Transfer Agency fees of $4,491 and $2,390, for Class B and Class C Units respectively.
(b)
Amounts relate to Distribution and Service fees for the Cash Management Shares, except for the Prime Obligations Portfolio, which also includes Distribution and Service fees of $112,275 and $59,742, for Class B and Class C Units respectively.

The accompanying notes are an integral part of these financial statements.

Treasury Obligations Portfolio	Treasury Instruments Portfolio	Federal Portfolio	Tax-Exempt Diversified Portfolio	Tax-Exempt California Portfolio	Tax-Exempt New York Portfolio

$23,729,510	$8,701,819	$156,746,571	$33,317,026	$8,686,426	$4,631,454

1,730,189	652,432	10,450,757	3,412,083	1,029,403	507,979
197,736	74,564	1,194,372	389,952	117,647	58,055
1,207,100	243,169	515,790	51,796	557	3,018
5,849	37,447	2,637,939	681,341	209,353	62,121
5,849	37,447	2,637,939	681,341	209,353	62,121
81,793	48,401	190,386	110,598	58,653	43,542
11,729	16,628	458,493	125,282	32,653	67,983
55,339	21,585	187,914	20,529	15,720	18,997
23,216	18,583	23,874	23,970	22,237	18,382
4,380	4,301	5,478	4,909	4,238	4,301
38,491	24,475	62,766	38,415	29,292	21,731

3,361,671	1,179,032	18,365,708	5,540,216	1,729,106	868,230
(6,112)	(67,530)	(2,269,703)	(671,932)	(209,680)	(96,518)

3,355,559	1,111,502	16,096,005	4,868,284	1,519,426	771,712

20,373,951	7,590,317	140,650,566	28,448,742	7,167,000	3,859,742

86,358	381,455	757,907	78,340	(10,529)	—

$20,460,309	$7,971,772	$141,408,473	$28,527,082	$7,156,471	$3,859,742

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Statements of Changes in Net Assets
For the Six Months Ended June 30, 2001 (Unaudited)

	Prime Obligations Portfolio	Money Market Portfolio	Government Portfolio

From operations:
Net investment income	$ 20,425,781	$ 65,833,619	$ 5,237,336
Net realized gain (loss) on investment transactions	(971)	52,871	6

Net increase in net assets resulting from operations	20,424,810	65,886,490	5,237,342

Distributions to units/shareholders:
From net investment income
ILA Units	(14,525,792)	(42,183,196)	(3,486,818)
ILA Administration Units	(1,871,473)	(7,624,165)	(61,614)
ILA Service Units	(2,680,158)	(7,752,247)	(1,089,028)
ILA Class B Units	(416,751)	—	—
ILA Class C Units	(222,075)	—	—
Cash Management Shares	(708,561)	(8,326,882)	(599,882)

Total distributions to unit/shareholders	(20,424,810)	(65,886,490)	(5,237,342)

From units/share transactions (at $1.00 per unit/share):
Proceeds from sales of units/shares	3,967,521,908	6,651,800,509	597,890,845
Reinvestment of dividends and distributions	14,376,730	54,775,752	3,463,968
Cost of units/shares repurchased	(4,026,548,005)	(7,064,766,918)	(554,411,142)

Net increase (decrease) in net assets resulting from unit/share transactions	(44,649,367)	(358,190,657)	46,943,671

Total increase (decrease)	(44,649,367)	(358,190,657)	46,943,671
Net assets:
Beginning of period	896,343,643	2,736,728,908	221,861,862

End of period	$ 851,694,276	$2,378,538,251	$268,805,533

The accompanying notes are an integral part of these financial statements.

Treasury Obligations Portfolio	Treasury Instruments Portfolio	Federal Portfolio	Tax-Exempt Diversified Portfolio	Tax-Exempt California Portfolio	Tax-Exempt New York Portfolio

$20,373,951	$ 7,590,317	$ 140,650,566	$ 28,448,742	$ 7,167,000	$ 3,859,742
86,358	381,455	757,907	78,340	(10,529)	—

20,460,309	7,971,772	141,408,473	28,527,082	7,156,471	3,859,742

(8,253,328)	(4,859,614)	(98,930,277)	(22,417,629)	(5,808,203)	(2,390,421)
(345,319)	(491,100)	(14,279,800)	(2,360,264)	(527,767)	(1,180,003)
(11,813,205)	(2,337,566)	(5,739,778)	(335,745)	(2,933)	(17,914)
—	—	—	—	—	—
—	—	—	—	—	—
(48,457)	(283,492)	(22,458,618)	(3,335,104)	(828,097)	(271,404)

(20,460,309)	(7,971,772)	(141,408,473)	(28,448,742)	(7,167,000)	(3,859,742)

2,150,020,424	1,286,485,863	14,001,794,576	5,019,866,417	1,126,797,917	769,336,872
4,354,736	4,170,100	114,620,208	21,691,034	5,701,334	3,154,639
(1,705,263,212)	(1,110,511,607)	(14,981,169,024)	(5,288,473,527)	(1,370,261,244)	(758,216,906)

449,111,948	180,144,356	(864,754,240)	(246,916,076)	(237,761,993)	14,274,605

449,111,948	180,144,356	(864,754,240)	(246,837,736)	(237,772,522)	14,274,605

894,974,877	338,616,105	5,898,649,947	2,141,951,754	749,694,607	272,698,449

$1,344,086,825	$518,760,461	$5,033,895,707	$1,895,114,018	$511,922,085	$286,973,054

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Statements of Changes in Net Assets

For the Year Ended December 31, 2000

	Prime Obligations Portfolio	Money Market Portfolio	Government Portfolio

From operations:
Net investment income	$ 68,635,206	$ 140,784,367	$ 14,510,065
Net realized gain (loss) on investment transactions	6,508	563	3,316

Net increase in net assets resulting from operations	68,641,714	140,784,930	14,513,381

Distributions to units/shareholders:
From net investment income
ILA Units	(53,803,359)	(107,732,171)	(10,590,546)
ILA Administration Units	(2,884,320)	(5,797,986)	(242,547)
ILA Service Units	(5,439,123)	(20,391,946)	(3,272,213)
ILA Class B Units	(727,829)	—	—
ILA Class C Units	(414,905)	—	—
Cash Management Shares	(5,372,178)	(6,862,827)	(408,075)

Total distributions to unit/shareholders	(68,641,714)	(140,784,930)	(14,513,381)

From units/share transactions (at $1.00 per unit/share):
Proceeds from sales of units/shares	9,195,033,801	13,988,195,316	935,962,798
Reinvestment of dividends and distributions	53,484,094	129,733,394	10,128,147
Cost of units/shares repurchased	(9,607,989,652)	(13,118,859,913)	(1,012,737,981)

Net increase (decrease) in net assets resulting from unit/share transactions	(359,471,757)	999,068,797	(66,647,036)

Total increase (decrease)	(359,471,757)	999,068,797	(66,647,036)
Net assets:
Beginning of year	1,255,815,400	1,737,660,111	288,508,898

End of year	$ 896,343,643	$ 2,736,728,908	$ 221,861,862

The accompanying notes are an integral part of these financial statements.

Treasury Obligations Portfolio	Treasury Instruments Portfolio	Federal Portfolio	Tax-Exempt Diversified Portfolio	Tax-Exempt California Portfolio	Tax-Exempt New York Portfolio

$ 39,902,094	$ 22,410,908	$ 276,373,294	$ 76,933,384	$ 24,843,883	$ 8,536,812
2,031	184,119	117,390	(25,997)	(4,348)	—

39,904,125	22,595,027	276,490,684	76,907,387	24,839,535	8,536,812

(20,333,492)	(15,255,734)	(241,594,491)	(70,640,946)	(23,414,166)	(6,916,269)
(1,113,909)	(1,774,987)	(9,068,635)	(3,006,942)	(506,740)	(1,531,222)
(18,422,138)	(5,482,749)	(15,266,846)	(622,932)	(124,208)	(1,884)
—	—	—	—	—	—
—	—	—	—	—	—
(34,586)	(81,557)	(10,560,712)	(2,662,564)	(798,769)	(87,437)

(39,904,125)	(22,595,027)	(276,490,684)	(76,933,384)	(24,843,883)	(8,536,812)

3,834,534,685	1,943,557,367	28,798,236,787	12,543,117,518	4,135,669,631	1,574,119,840
13,528,911	15,272,456	248,145,229	68,990,385	22,717,180	8,092,359
(3,664,509,142)	(2,183,467,248)	(26,604,280,335)	(12,253,829,768)	(4,340,296,821)	(1,507,655,182)

183,554,454	(224,637,425)	2,442,101,681	358,278,135	(181,910,010)	74,557,017

183,554,454	(224,637,425)	2,442,101,681	358,252,138	(181,914,358)	74,557,017

711,420,423	563,253,530	3,456,548,266	1,783,699,616	931,608,965	198,141,432

$ 894,974,877	$ 338,616,105	$ 5,898,649,947	$ 2,141,951,754	$ 749,694,607	$ 272,698,449

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Notes to Financial Statements
June 30, 2001 (Unaudited)

1. O	rganization

Goldman Sachs Trust (the “Trust”) is a Delaware business trust registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust includes the Goldman Sachs—Institutional Liquid Assets Portfolios, collectively “ILA,” or individually, a “Portfolio.” ILA consists of nine portfolios: Prime Obligations, Money Market, Government, Treasury Obligations, Treasury Instruments, Federal, Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York. All of the Portfolios are diversified except for the Tax-Exempt California and Tax-Exempt New York Portfolios. ILA offers the following classes of units/shares:

Portfolio	ILA Units	ILA Administra- tion Units	ILA Service Units	ILA Class B Units	ILA Class C Units	ILA Cash Management Shares (CMS)

Prime Obligations	x	x	x	x	x	x

Money Market	x	x	x			x

Government	x	x	x			x

Treasury Obligations	x	x	x			x

Treasury Instruments	x	x	x			x

Federal	x	x	x			x

Tax-Exempt Diversified	x	x	x			x

Tax-Exempt California	x	x	x			x

Tax-Exempt New York	x	x	x			x

The investment objective of the Portfolios is to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments. Tax-Exempt Portfolios seek to provide unit/shareholders, to the extent consistent with the preservation of capital and prescribed portfolio standards, with a high level of income exempt from federal income tax by investing primarily in municipal instruments.

2.	Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by ILA. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A.    Investment Valuation—
ILA uses the amortized-cost method for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B.    Security Transactions and Interest Income—
Security transactions are accounted for on a trade date basis. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount earned. Net investment income (other than class specific expenses) and realized gains or losses are allocated daily to each class of shares of the Portfolios based upon the relative proportion of net assets of each class.

C.    Federal Taxes—
 It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all investment company taxable and tax-exempt income to its unit/shareholders. Accordingly, no federal tax provisions are required. Income distributions are declared daily and paid monthly by the Portfolios.

     The characterization of distributions to unit/shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Portfolios’ distributions is shown in the accompanying financial statements as from net investment income.

    At December 31, 2000 (tax year end), the following Portfolios had capital loss carryforwards for U.S. federal tax purposes of approximately:

Portfolio	Amount	Years of Expiration
Tax-Exempt Diversified	$172,000	2001 to 2008
Tax-Exempt California	35,000	2007 to 2008
Tax-Exempt New York	7,000	2008

     These amounts are available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations.
     The amortized cost for each Portfolio stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for U.S. federal income tax purposes.

D.    Expenses—
Expenses incurred by the Portfolios which do not specifically relate to an individual Portfolio of ILA are generally allocated to the Portfolios on a straight-line or pro-rata basis depending upon the nature of the expense.
     Unit/Shareholders of ILA Administration, ILA Service, ILA Class B, ILA Class C and ILA Cash Management Share classes bear all expenses and fees paid to service organizations. Each class of units/shares of the Portfolios separately bears its respective class-specific Transfer Agency fees.

E.    Segregation Transactions—
The Portfolios may enter into forward commitments. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement. As a result of entering into these transactions, the Portfolios are required to segregate liquid assets on the accounting records equal to or greater than the market value of the corresponding transactions.

F.    Repurchase Agreements—
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price.
     During the term of a repurchase agreement, the value of the underlying securities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under triparty repurchase agreements.

3.	Agreements
Goldman Sachs Asset Management (“GSAM”), a business unit of the Investment Management Division of Goldman, Sachs & Co. (“Goldman Sachs”), acts as investment adviser (the “Adviser”) pursuant to an Investment Management Agreement (the “Agreement”). Under the Agreement, GSAM, subject to the general supervision by the Trust’s Board of Trustees, manages the Portfolios. As compensation for the services rendered pursuant to the Agreement and the assumption of the expenses related thereto and administering the Portfolio’s business affairs, including providing facilities, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate equal to 0.35% of each Portfolio’s average daily net assets.
     Goldman Sachs acts as ILA’s distributor under a Distribution Agreement for which it receives no compensation except for a portion of the ILA Prime Obligations Class B and Class C contingent deferred sales charges. Goldman Sachs has advised the Portfolio that it retained approximately $2,000 for the six months ended June 30, 2001.
     GSAM has voluntarily agreed to reduce or limit the total operating expenses of each Portfolio (excluding Distribution and Service fees, Administration, Cash Management and Service plan fees, taxes, interest, brokerage commissions, litigation, indemnification and other extraordinary expenses) on an annualized basis to approximately 0.43% of the average net assets of each Portfolio.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Notes to Financial Statements    (continued)
June 30, 2001 (Unaudited)

3.	Agreements (continued)
     For the six months ended June 30, 2001, the Portfolios’ adviser has voluntarily agreed to waive certain fees and reimburse other expenses. In addition, the Portfolios have entered into certain offset arrangements with the custodian resulting in a reduction in the Portfolios’ expenses. These expense reductions were as follows (in thousands):

Portfolio	Expense Reimbursements	Custody Fee Reductions	CMS Fee Waiver	Total

Prime Obligations	$ —	$ 1	$ 70	$ 71

Money Market	—	1	817	818

Government	52	1	61	114

Treasury Obligations	—	1	5	6

Treasury Instruments	35	1	32	68

Federal	—	1	2,269	2,270

Tax-Exempt Diversified	—	86	586	672

Tax-Exempt California	—	30	180	210

Tax-Exempt New York	29	15	53	97

     The Trust, on behalf of each Portfolio that offers Class B Units, Class C Units, and Cash Management Shares, has adopted Distribution and Service Plans. Under the Distribution and Service Plans, Goldman Sachs and/or Authorized Dealers are entitled to a monthly fee from each Portfolio for distribution services equal to, on an annual basis, 1.00% of the average daily net assets attributable to Class B and Class C Units and 0.50% of the average daily net assets attributable to Cash Management Shares. GSAM has voluntarily agreed to limit a portion of the Distribution and Service fees equal to 0.07%, on an annual basis, of the average daily net assets attributable to Cash Management Shares.
     Goldman Sachs also serves as the Transfer Agent and is entitled to a fee calculated daily and payable monthly at an annual rate of 0.04% of the average daily net assets of each class.

     The Trust, on behalf of each Portfolio, has adopted Administration and Service Plans. These plans allow for ILA Administration Units, ILA Service Units and ILA Cash Management Shares, respectively, to compensate service organizations for providing varying levels of account administration and unitholder/shareholder liaison services to their customers who are beneficial owners of such units. The Administration, Service and Cash Management Shares Plans provide for compensation to the service organizations in an amount up to 0.15%, 0.40% and 0.50% (on an annualized basis), respectively, of the average daily net asset value of the respective units/shares.
     At June 30, 2001, the amounts owed to affiliates were as follows (in thousands):

Portfolio	Management	Distribution and Service	Transfer Agent	Total

Prime Obligations	$ 252	$ 84	$ 25	$ 361

Money Market	701	43	92	836

Government	72	8	8	88

Treasury Obligations	425	—	48	473

Treasury Instruments	133	1	15	149

Federal	1,485	121	173	1,779

Tax-Exempt Diversified	550	24	67	641

Tax-Exempt California	157	10	21	188

Tax-Exempt New York	83	2	10	95

4.	Line of Credit Facility
The Portfolios participate in a $350,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangements, the Portfolios must own securities having a market value in excess of 400% of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the Federal Funds rate. The committed facility also requires a fee to be paid by the Portfolios based on the amount of the commitment which has not been utilized. During the six months ended June 30, 2001, the Portfolios did not have any borrowings under this facility.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Notes to Financial Statements    (continued)
June 30, 2001 (Unaudited)

5.	Joint Repurchase Agreement Accounts
The ILA Portfolios, together with other registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash balances into joint accounts, the daily aggregate balances of which are invested in one or more repurchase agreements.
     At June 30, 2001, the Prime Obligations, Money Market, Government and Treasury Obligations Portfolios had undivided interests in the following joint repurchase agreement account, which equaled $118,100,000, $113,400,000, $28,700,000 and $627,800,000 in principal amount, respectively. At June 30, 2001, the repurchase agreements held in this joint account were fully collateralized by
U.S. Treasury obligations.

Repurchase Agreements

Principal Amount	Interest Rate	Maturity Date	Amortized Cost	Maturity Value

Barclays Capital PLC
$1,000,000,000	3.97%	07/02/2001	$1,000,000,000	$1,000,330,833
Salomon Smith Barney
1,200,000,000	4.00	07/02/2001	1,200,000,000	1,200,400,000
UBS Warburg LLC
200,000,000	3.95	07/02/2001	200,000,000	200,065,833
UBS Warburg LLC
1,093,400,000	3.97	07/02/2001	1,093,400,000	1,093,761,733

Total Joint Repurchase Agreement Account I			$3,493,400,000	$3,494,558,399

At June 30, 2001, the Prime Obligations, Money Market and Government Portfolios had undivided interests in the following joint repurchase agreement account II, which equaled $350,000,000, $875,000,000 and $60,000,000 in principal amount, respectively. At June 30, 2001, the repurchase agreements held in this joint account II were fully collateralized by Federal Agency obligations.

Repurchase Agreements

Principal Amount	Interest Rate	Maturity Date	Amortized Cost	Maturity Value

Banc of America Securities LLC
$ 500,000,000	4.14%	07/02/2001	$ 500,000,000	$ 500,172,500
Barclays Capital, Inc.
1,000,000,000	4.12	07/02/2001	1,000,000,000	1,000,343,333
Bear Stearns Companies, Inc.
1,000,000,000	4.12	07/02/2001	1,000,000,000	1,000,343,333
Chase Securities
2,000,000,000	4.10	07/02/2001	2,000,000,000	2,000,683,333
Credit Suisse First Boston Corp.
1,000,000,000	4.10	07/02/2001	1,000,000,000	1,000,341,667
Greenwich Capital Markets
100,000,000	4.10	07/02/2001	100,000,000	100,034,167
Lehman Brothers
1,000,000,000	4.10	07/02/2001	1,000,000,000	1,000,341,667
Salomon Smith Barney Holdings, Inc.
1,000,000,000	4.10	07/02/2001	1,000,000,000	1,000,341,667
UBS Warburg LLC
1,399,500,000	4.12	07/02/2001	1,399,500,000	1,399,980,495

Total Joint Repurchase Agreement Account II			$8,999,500,000	$9,002,582,162

6.	Portfolio Concentrations
Since the Tax-Exempt California and Tax-Exempt New York Portfolios invest primarily in obligations of issuers within California and New York, respectively, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting California and New York.

7.	Other Matters
Pursuant to Securities and Exchange Commission exemptive orders, certain of the Portfolios may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Notes to Financial Statements    (continued)
June 30, 2001 (Unaudited)

9. Summary of Unit/Share Transactions (at $1.00 per unit/share)

Unit/share activity for the six months ended June 30, 2001 is as follows:

	Prime Obligations Portfolio	Money Market Portfolio	Government Portfolio

ILA Units:
Units sold	3,311,349,652	3,240,656,798	416,626,933
Reinvestment of dividends and distributions	10,341,516	35,064,224	2,350,477
Units repurchased	(3,348,853,731)	(3,653,327,808)	(348,974,530)

	(27,162,563)	(377,606,786)	70,002,880

ILA Administration Units:
Units sold	255,383,991	743,048,088	10,622,444
Reinvestment of dividends and distributions	1,367,280	6,343,617	13,396
Units repurchased	(222,356,443)	(758,081,046)	(8,812,437)

	34,394,828	(8,689,341)	1,823,403

ILA Service Units:
Units sold	292,639,400	1,706,550,676	19,457,635
Reinvestment of dividends and distributions	1,927,657	6,518,779	919,284
Units repurchased	(335,450,356)	(1,742,741,027)	(21,151,551)

	(40,883,299)	(29,671,572)	(774,632)

ILA Class B Units:
Units sold	18,324,961	—	—
Reinvestment of dividends and distributions	323,777	—	—
Units repurchased	(15,125,560)	—	—

	3,523,178	—	—

ILA Class C Units:
Units sold	15,526,947	—	—
Reinvestment of dividends and distributions	163,543	—	—
Units repurchased	(15,018,643)	—	—

	671,847	—	—

Cash Management Shares:
Shares sold	74,296,957	961,544,947	151,183,833
Reinvestment of dividends and distributions	252,957	6,849,132	180,811
Shares repurchased	(89,743,272)	(910,617,037)	(175,472,624)

	(15,193,358)	57,777,042	(24,107,980)

Net increase (decrease) in units/shares	(44,649,367)	(358,190,657)	46,943,671

Treasury Obligations Portfolio	Treasury Instruments Portfolio	Federal Portfolio	Tax-Exempt Diversified Portfolio	Tax-Exempt California Portfolio	Tax-Exempt New York Portfolio

706,522,191	593,119,480	7,764,420,736	3,464,617,060	803,974,465	448,919,420
4,005,152	3,503,986	79,185,330	17,303,834	4,656,678	1,911,962
(702,806,927)	(648,134,485)	(8,824,972,397)	(3,898,132,679)	(1,085,318,022)	(469,645,994)

7,720,416	(51,511,019)	(981,366,331)	(416,211,785)	(276,686,879)	(18,814,612)

72,155,523	92,029,304	1,859,155,070	689,988,009	154,228,306	244,746,242
264,884	408,878	11,851,759	1,572,684	357,510	1,006,519
(73,023,896)	(91,114,159)	(1,849,980,095)	(552,286,999)	(125,060,694)	(232,654,786)

(603,489)	1,324,023	21,026,734	139,273,694	29,525,122	13,097,975

1,368,837,666	570,564,037	1,385,707,063	17,901,011	922,146	1,410,573
42,365	12,429	4,354,139	155,707	15	15,135
(926,224,475)	(344,167,882)	(1,418,945,991)	(52,570,096)	(209,722)	(30,000)

442,655,556	226,408,584	(28,884,789)	(34,513,378)	712,439	1,395,708

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

2,505,044	30,773,042	2,992,511,707	847,360,337	167,673,000	74,260,637
42,335	244,807	19,228,980	2,658,809	687,131	221,023
(3,207,914)	(27,095,081)	(2,887,270,541)	(785,483,753)	(159,672,806)	(55,886,126)

(660,535)	3,922,768	124,470,146	64,535,393	8,687,325	18,595,534

449,111,948	180,144,356	(864,754,240)	(246,916,076)	(237,761,993)	14,274,605

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Notes to Financial Statements    (continued)
June 30, 2001 (Unaudited)

9.  Summary of Unit/Share Transactions (at $1.00 per unit/share) (continued)

Unit/share activity for the year ended December 31, 2000 is as follows:

	Prime Obligations Portfolio	Money Market Portfolio	Government Portfolio

ILA Units:
Units sold	7,762,631,214	8,489,705,384	726,304,416
Reinvestment of dividends and distributions	45,258,583	99,496,388	6,690,202
Units repurchased	(8,318,550,241)	(8,182,298,402)	(812,204,219)

	(510,660,444)	406,903,370	(79,209,601)

ILA Administration Units:
Units sold	249,695,398	706,491,578	13,019,402
Reinvestment of dividends and distributions	2,574,418	5,195,942	23,187
Units repurchased	(221,889,557)	(397,208,462)	(15,746,043)

	30,380,259	314,479,058	(2,703,454)

ILA Service Units:
Units sold	607,075,900	3,535,437,725	69,790,279
Reinvestment of dividends and distributions	4,497,877	18,773,862	3,082,570
Units repurchased	(534,103,489)	(3,591,717,273)	(101,986,816)

	77,470,288	(37,505,686)	(29,113,967)

ILA Class B Units:
Units sold	34,715,831	—	—
Reinvestment of dividends and distributions	642,614	—	—
Units repurchased	(34,469,493)	—	—

	888,952	—	—

ILA Class C Units:
Units sold	41,417,083	—	—
Reinvestment of dividends and distributions	330,388	—	—
Units repurchased	(38,377,686)	—	—

	3,369,785	—	—

Cash Management Shares:
Shares sold	499,498,375	1,256,560,629	126,848,701
Reinvestment of dividends and distributions	180,214	6,267,202	332,188
Shares repurchased	(460,599,186)	(947,635,776)	(82,800,903)

	39,079,403	315,192,055	44,379,986

Net increase (decrease) in units/shares	(359,471,757)	999,068,797	(66,647,036)

Treasury Obligations Portfolio	Treasury Instruments Portfolio	Federal Portfolio	Tax-Exempt Diversified Portfolio	Tax-Exempt California Portfolio	Tax-Exempt New York Portfolio

1,881,098,277	1,111,251,653	22,778,581,580	11,023,301,371	3,797,087,154	1,147,371,565
12,441,771	13,425,555	215,568,102	63,921,491	21,626,283	6,473,465
(1,913,816,204)	(1,148,198,627)	(21,943,796,299)	(11,089,113,853)	(4,063,198,185)	(1,137,526,989)

(20,276,156)	(23,521,419)	1,050,353,383	(1,890,991)	(244,484,748)	16,318,041

174,167,805	222,663,300	1,483,923,615	668,385,595	111,699,768	393,319,060
774,893	1,736,952	8,849,438	2,165,695	306,184	1,530,925
(202,181,669)	(234,686,705)	(873,471,412)	(567,867,868)	(93,425,651)	(350,669,083)

(27,238,971)	(10,286,453)	619,301,641	102,683,422	18,580,301	44,180,902

1,772,845,224	590,139,890	2,616,048,202	119,067,158	11,747,198	300,050
277,662	28,493	13,309,384	536,829	44	1,884
(1,544,651,499)	(792,574,624)	(2,635,737,275)	(89,206,033)	(38,912,927)	(50)

228,471,387	(202,406,241)	(6,379,689)	30,397,954	(27,165,685)	301,884

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

6,423,379	19,502,524	1,919,683,390	732,363,394	215,135,511	33,129,165
34,585	81,456	10,418,305	2,366,370	784,669	86,085
(3,859,770)	(8,007,292)	(1,151,275,349)	(507,642,014)	(144,760,058)	(19,459,060)

2,598,194	11,576,688	778,826,346	227,087,750	71,160,122	13,756,190

183,554,454	(224,637,425)	2,442,101,681	358,278,135	(181,910,010)	74,557,017

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights
Selected Data for a Unit/Share Outstanding Throughout Each Period
Prime Obligations Portfolio

												Ratios assuming no expense reductions

	Net asset value, beginning of period	Net investment income(a)	Distributions to unit/ shareholders	Net asset value, end of period	Total return(b)		Net assets, end of period (in 000’s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of expenses to average net assets		Ratio of net investment income to average net assets

For the Six Months Ended June 30 (Unaudited)

2001-ILA Units	$1.00	$0.02	$(0.02)	$1.00	2.39	%(d)	$ 557,286	0.42	%(c)	4.63	%(c)	0.42	%(c)	4.63	%(c)
2001-ILA Administration Units	1.00	0.02	(0.02)	1.00	2.31	(d)	105,625	0.57	(c)	4.53	(c)	0.57	(c)	4.53	(c)
2001-ILA Service Units	1.00	0.02	(0.02)	1.00	2.19	(d)	129,562	0.82	(c)	4.37	(c)	0.82	(c)	4.37	(c)
2001-ILA B Units	1.00	0.02	(0.02)	1.00	1.88	(d)	23,856	1.42	(c)	3.71	(c)	1.42	(c)	3.71	(c)
2001-ILA C Units	1.00	0.02	(0.02)	1.00	1.88	(d)	11,477	1.42	(c)	3.72	(c)	1.42	(c)	3.72	(c)
2001-Cash Management Shares	1.00	0.02	(0.02)	1.00	2.10	(d)	23,888	1.00	(c)	4.35	(c)	1.43	(c)	3.92	(c)

For the Years Ended December 31,

2000-ILA Units	1.00	0.06	(0.06)	1.00	6.14		584,448	0.43		5.94		0.43		5.94
2000-ILA Administration Units	1.00	0.06	(0.06)	1.00	5.98		71,230	0.58		5.87		0.58		5.87
2000-ILA Service Units	1.00	0.06	(0.06)	1.00	5.72		170,446	0.83		5.63		0.83		5.63
2000-ILA B Units	1.00	0.05	(0.05)	1.00	5.09		20,333	1.43		4.97		1.43		4.97
2000-ILA C Units	1.00	0.05	(0.05)	1.00	5.09		10,806	1.43		5.02		1.43		5.02
2000-Cash Management Shares	1.00	0.05	(0.05)	1.00	5.54		39,081	1.00		5.46		1.43		5.03

1999-ILA Units	1.00	0.05	(0.05)	1.00	4.90		1,095,109	0.43		4.79		0.43		4.79
1999-ILA Administration Units	1.00	0.05	(0.05)	1.00	4.74		40,850	0.58		4.65		0.58		4.65
1999-ILA Service Units	1.00	0.04	(0.04)	1.00	4.48		92,975	0.83		4.33		0.83		4.33
1999-ILA B Units	1.00	0.04	(0.04)	1.00	3.86		19,444	1.43		3.83		1.43		3.83
1999-ILA C Units	1.00	0.04	(0.04)	1.00	3.86		7,436	1.43		3.76		1.43		3.76
1999-Cash Management Shares	1.00	0.04	(0.04)	1.00	4.30		1	1.00		4.44		1.43		4.01

1998-ILA Units	1.00	0.05	(0.05)	1.00	5.32		837,185	0.43		5.19		0.43		5.19
1998-ILA Administration Units	1.00	0.05	(0.05)	1.00	5.16		38,836	0.58		5.05		0.58		5.05
1998-ILA Service Units	1.00	0.05	(0.05)	1.00	4.90		119,309	0.83		4.79		0.83		4.79
1998-ILA B Units	1.00	0.04	(0.04)	1.00	4.27		14,412	1.43		4.07		1.43		4.07
1998-ILA C Units	1.00	0.04	(0.04)	1.00	4.27		6,814	1.43		4.13		1.43		4.13
1998-Cash Management Shares (commenced May 1)	1.00	0.03	(0.03)	1.00	4.69	(c)	2	0.93	(c)	4.81	(c)	1.43	(c)	4.31	(c)

1997-ILA Units	1.00	0.05	(0.05)	1.00	5.38		866,445	0.42		5.24		0.43		5.23
1997-ILA Administration Units	1.00	0.05	(0.05)	1.00	5.22		28,110	0.57		5.11		0.58		5.10
1997-ILA Service Units	1.00	0.05	(0.05)	1.00	4.96		78,316	0.82		4.85		0.83		4.84
1997-ILA B Units	1.00	0.04	(0.04)	1.00	4.33		1,574	1.42		4.33		1.43		4.32
1997-ILA C Units (commenced August 15)	1.00	0.04	(0.04)	1.00	4.41	(c)	1,897	1.42	(c)	4.39	(c)	1.43	(c)	4.38	(c)

1996-ILA Units	1.00	0.05	(0.05)	1.00	5.22		1,154,787	0.41		5.11		0.43		5.09
1996-ILA Administration Units	1.00	0.05	(0.05)	1.00	5.06		23,738	0.56		4.97		0.58		4.95
1996-ILA Service Units	1.00	0.05	(0.05)	1.00	4.80		84,707	0.81		4.74		0.83		4.72
1996-ILA B Units (commenced May 8)	1.00	0.03	(0.03)	1.00	3.97	(c)	346	1.41	(c)	4.09	(c)	1.43	(c)	4.07	(c)

(a)	Calculated based on the average units/shares outstanding methodology.
(b)
Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on fund distributions or the redemption of fund units/shares.

(c)	Annualized.
(d)	Not Annualized.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights    (continued)
Selected Data for a Unit/Share Outstanding Throughout Each Period
Money Market Portfolio

												Ratios assuming no expense reductions

	Net asset value, beginning of period	Net investment income(a)	Distributions to unit/ shareholders	Net asset value, end of period	Total return(b)		Net assets, end of period (in 000’s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of expenses to average net assets		Ratio of net investment income to average net assets

For the Six Months Ended June 30, (Unaudited)

2001-ILA Units	$1.00	$0.02	$(0.02)	$1.00	2.48	%(d)	$1,376,061	0.41	%(c)	5.02	%(c)	0.41	%(c)	5.02	%(c)
2001-ILA Administration Units	1.00	0.02	(0.02)	1.00	2.41	(d)	312,751	0.56	(c)	4.84	(c)	0.56	(c)	4.84	(c)
2001-ILA Service Units	1.00	0.02	(0.02)	1.00	2.28	(d)	316,755	0.81	(c)	4.54	(c)	0.81	(c)	4.54	(c)
2001-Cash Management Shares	1.00	0.02	(0.02)	1.00	2.20	(d)	372,971	0.98	(c)	4.38	(c)	1.41	(c)	3.95	(c)

For the Years Ended December 31,

2000-ILA Units	1.00	0.06	(0.06)	1.00	6.18		1,753,668	0.41		6.05		0.41		6.05
2000-ILA Administration Units	1.00	0.06	(0.06)	1.00	6.02		321,440	0.56		6.12		0.56		6.12
2000-ILA Service Units	1.00	0.06	(0.06)	1.00	5.76		346,427	0.81		5.63		0.81		5.63
2000-Cash Management Shares	1.00	0.06	(0.06)	1.00	5.60		315,194	0.98		5.72		1.41		5.29

1999-ILA Units	1.00	0.05	(0.05)	1.00	4.92		1,346,765	0.41		4.80		0.41		4.80
1999-ILA Administration Units	1.00	0.05	(0.05)	1.00	4.76		6,961	0.56		4.64		0.56		4.64
1999-ILA Service Units	1.00	0.04	(0.04)	1.00	4.50		383,932	0.81		4.42		0.81		4.42
1999-Cash Management Shares	1.00	0.04	(0.04)	1.00	4.32		2	0.98		4.37		1.41		3.94

1998-ILA Units	1.00	0.05	(0.05)	1.00	5.33		1,350,317	0.40		5.17		0.43		5.14
1998-ILA Administration Units	1.00	0.05	(0.05)	1.00	5.17		314,327	0.55		5.04		0.58		5.01
1998-ILA Service Units	1.00	0.05	(0.05)	1.00	4.91		32,349	0.80		4.79		0.83		4.76
1998-Cash Management Shares (commenced May 1)	1.00	0.03	(0.03)	1.00	4.69	(c)	2	0.90	(c)	4.80	(c)	1.43	(c)	4.27	(c)

1997-ILA Units	1.00	0.05	(0.05)	1.00	5.43		806,096	0.37		5.31		0.42		5.26
1997-ILA Administration Units	1.00	0.05	(0.05)	1.00	5.28		307,480	0.52		5.15		0.57		5.10
1997-ILA Service Units	1.00	0.05	(0.05)	1.00	5.01		20,517	0.77		4.90		0.82		4.85

1996-ILA Units	1.00	0.05	(0.05)	1.00	5.27		703,097	0.36		5.15		0.43		5.08
1996-ILA Administration Units	1.00	0.05	(0.05)	1.00	5.12		257,258	0.51		5.00		0.58		4.93
1996-ILA Service Units	1.00	0.05	(0.05)	1.00	4.86		28,845	0.76		4.75		0.83		4.68

(a)	Calculated based on the average units/shares outstanding methodology.
(b)
Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on fund distributions or the redemption of fund units/shares.

(c)	Annualized.
(d)	Not Annualized.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights    (continued)
Selected Data for a Unit/Share Outstanding Throughout Each Period
Government Portfolio

												Ratios assuming no expense reductions

	Net asset value, beginning of period	Net investment income(a)	Distributions to unit/ shareholders	Net asset value, end of period	Total return(b)		Net assets, end of period (in 000’s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of expenses to average net assets		Ratio of net investment income to average net assets

For the Six Months Ended June 30, (Unaudited)

2001-ILA Units	$1.00	$0.02	$(0.02)	$1.00	2.37	%(d)	$196,037	0.43	%(c)	4.65	%(c)	0.48	%(c)	4.60	%(c)
2001-ILA Administration Units	1.00	0.02	(0.02)	1.00	2.29	(d)	2,385	0.58	(c)	4.27	(c)	0.63	(c)	4.22	(c)
2001-ILA Service Units	1.00	0.02	(0.02)	1.00	2.16	(d)	49,959	0.83	(c)	4.33	(c)	0.88	(c)	4.28	(c)
2001-Cash Management Shares	1.00	0.02	(0.02)	1.00	2.08	(d)	20,425	1.00	(c)	4.21	(c)	1.48	(c)	3.73	(c)

For the Years Ended December 31,

2000-ILA Units	1.00	0.06	(0.06)	1.00	6.05		126,034	0.43		5.84		0.48		5.79
2000-ILA Administration Units	1.00	0.06	(0.06)	1.00	5.89		562	0.58		5.57		0.63		5.52
2000-ILA Service Units	1.00	0.05	(0.05)	1.00	5.63		50,733	0.83		5.42		0.88		5.37
2000-Cash Management Shares	1.00	0.05	(0.05)	1.00	5.50		44,533	1.00		5.60		1.48		5.12

1999-ILA Units	1.00	0.05	(0.05)	1.00	4.77		205,244	0.43		4.64		0.45		4.62
1999-ILA Administration Units	1.00	0.05	(0.05)	1.00	4.61		3,265	0.58		4.42		0.60		4.40
1999-ILA Service Units	1.00	0.04	(0.04)	1.00	4.35		79,847	0.83		4.24		0.85		4.22
1999-Cash Management Shares	1.00	0.04	(0.04)	1.00	4.18		153	1.00		4.68		1.45		4.23

1998-ILA Units	1.00	0.05	(0.05)	1.00	5.21		383,243	0.43		5.09		0.45		5.07
1998-ILA Administration Units	1.00	0.05	(0.05)	1.00	5.05		7,692	0.58		4.94		0.60		4.92
1998-ILA Service Units	1.00	0.05	(0.05)	1.00	4.79		105,732	0.83		4.67		0.85		4.65
1998-Cash Management Shares (commenced May 1)	1.00	0.03	(0.03)	1.00	4.57	(c)	2	0.93	(c)	4.60	(c)	1.45	(c)	4.08	(c)

1997-ILA Units	1.00	0.05	(0.05)	1.00	5.31		460,457	0.42		5.16		0.42		5.16
1997-ILA Administration Units	1.00	0.05	(0.05)	1.00	5.15		10,192	0.57		4.98		0.57		4.98
1997-ILA Service Units	1.00	0.05	(0.05)	1.00	4.89		83,799	0.82		4.78		0.82		4.78

1996-ILA Units	1.00	0.05	(0.05)	1.00	5.15		694,651	0.41		5.04		0.44		5.01
1996-ILA Administration Units	1.00	0.05	(0.05)	1.00	4.99		36,055	0.56		4.89		0.59		4.86
1996-ILA Service units	1.00	0.05	(0.05)	1.00	4.73		94,228	0.81		4.63		0.84		4.60

(a)	Calculated based on the average units/shares outstanding methodology.
(b)
Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on fund distributions or the redemption of fund units/shares.

(c)	Annualized.
(d)	Not Annualized.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights    (continued)
Selected Data for a Unit/Share Outstanding Throughout Each Period
Treasury Obligations Portfolio

												Ratios assuming no expense reductions

	Net asset value, beginning of period	Net investment income(a)	Distributions to unit/ shareholders	Net asset value, end of period	Total return(b)		Net assets, end of period (in 000’s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of expenses to average net assets		Ratio of net investment income to average net assets

For the Six Months Ended June 30, (Unaudited)

2001-ILA Units	$1.00	$0.02	$(0.02)	$1.00	2.29	%(d)	$391,743	0.43	%(c)	4.48	%(c)	0.43	%(c)	4.48	%(c)
2001- ILA Administration Units	1.00	0.02	(0.02)	1.00	2.22	(d)	14,492	0.58	(c)	4.39	(c)	0.58	(c)	4.39	(c)
2001-ILA Service Units	1.00	0.02	(0.02)	1.00	2.09	(d)	935,914	0.83	(c)	3.90	(c)	0.83	(c)	3.90	(c)
2001-Cash Management Shares	1.00	0.02	(0.02)	1.00	2.00	(d)	1,938	1.00	(c)	4.12	(c)	1.43	(c)	3.69	(c)

For the Years Ended December 31,

2000-ILA Units	1.00	0.06	(0.06)	1.00	5.95		384,023	0.42		5.77		0.42		5.77
2000-ILA Administration Units	1.00	0.06	(0.06)	1.00	5.79		15,095	0.57		5.51		0.57		5.51
2000-ILA Service Units	1.00	0.05	(0.05)	1.00	5.52		493,259	0.82		5.49		0.82		5.49
2000-Cash Management Shares (commenced August 1)	1.00	0.02	(0.02)	1.00	2.33	(d)	2,598	0.99	(c)	5.53	(c)	1.42	(c)	5.10	(c)

1999-ILA Units	1.00	0.05	(0.05)	1.00	4.63		404,299	0.42		4.50		0.42		4.50
1999-ILA Administration Units	1.00	0.04	(0.04)	1.00	4.48		42,334	0.57		4.35		0.57		4.35
1999-ILA Service Units	1.00	0.04	(0.04)	1.00	4.22		264,787	0.82		4.19		0.82		4.19

1998-ILA Units	1.00	0.05	(0.05)	1.00	5.15		734,553	0.42		4.96		0.43		4.95
1998-ILA Administration Units	1.00	0.05	(0.05)	1.00	4.99		80,464	0.57		4.88		0.58		4.87
1998-ILA Service Units	1.00	0.05	(0.05)	1.00	4.73		35,432	0.82		4.67		0.83		4.66

1997-ILA Units	1.00	0.05	(0.05)	1.00	5.26		590,381	0.42		5.12		0.42		5.12
1997-ILA Administration Units	1.00	0.05	(0.05)	1.00	5.10		124,159	0.57		4.99		0.57		4.99
1997-ILA Service Units	1.00	0.05	(0.05)	1.00	4.84		104,133	0.82		4.73		0.82		4.73

1996-ILA Units	1.00	0.05	(0.05)	1.00	5.11		574,734	0.41		4.98		0.43		4.96
1996-ILA Administration Units	1.00	0.05	(0.05)	1.00	4.95		108,850	0.56		4.83		0.58		4.81
1996-ILA Service Units	1.00	0.05	(0.05)	1.00	4.69		123,483	0.81		4.59		0.83		4.57

(a)	Calculated based on the average units/shares outstanding methodology.
(b)
Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on fund distributions or the redemption of fund units/shares.

(c)	Annualized.
(d)	Not annualized.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights    (continued)
Selected Data for a Unit/Share Outstanding Throughout Each Period
Treasury Instruments Portfolio

												Ratios assuming no expense reductions

	Net asset value, beginning of period	Net investment income(a)	Distributions to unit/ shareholders	Net asset value, end of period	Total return(b)		Net assets, end of period (in 000’s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of expenses to average net assets		Ratio of net investment income to average net assets

For the Six Months Ended June 30, (Unaudited)

2001-ILA Units	$1.00	$0.02	$(0.02)	$1.00	2.27	%(d)	$149,577	0.43	%(c)	4.33	%(c)	0.45	%(c)	4.31	%(c)
2001-ILA Administration Units	1.00	0.02	(0.02)	1.00	2.20	(d)	23,199	0.58	(c)	4.21	(c)	0.60	(c)	4.19	(c)
2001-ILA Service Units	1.00	0.02	(0.02)	1.00	2.07	(d)	330,485	0.83	(c)	3.65	(c)	0.85	(c)	3.63	(c)
2001-Cash Management Shares	1.00	0.02	(0.02)	1.00	1.99	(d)	15,499	1.00	(c)	3.58	(c)	1.45	(c)	3.13	(c)

For the Years Ended December 31,

2000-ILA Units	1.00	0.05	(0.05)	1.00	5.62		201,088	0.43		5.49		0.45		5.47
2000-ILA Administration Units	1.00	0.05	(0.05)	1.00	5.46		21,875	0.58		5.20		0.60		5.18
2000-ILA Service Units	1.00	0.05	(0.05)	1.00	5.20		104,076	0.83		4.96		0.85		4.94
2000-Cash Management Shares (commenced August 1)	1.00	0.02	(0.02)	1.00	2.21	(d)	11,577	1.00	(c)	5.22	(c)	1.45	(c)	4.77	(c)

1999-ILA Units	1.00	0.04	(0.04)	1.00	4.38		224,609	0.43		4.29		0.43		4.29
1999-ILA Administration Units	1.00	0.04	(0.04)	1.00	4.22		32,162	0.58		4.09		0.58		4.09
1999-ILA Service Units	1.00	0.04	(0.04)	1.00	3.96		306,483	0.83		3.90		0.83		3.90

1998-ILA Units	1.00	0.05	(0.05)	1.00	4.96		341,476	0.30		4.83		0.43		4.70
1998-ILA Administration Units	1.00	0.05	(0.05)	1.00	4.80		131,685	0.45		4.68		0.58		4.55
1998-ILA Service Units	1.00	0.04	(0.04)	1.00	4.54		374,128	0.70		4.43		0.83		4.30

1997-ILA Units	1.00	0.05	(0.05)	1.00	5.17		330,241	0.22		5.02		0.42		4.82
1997-ILA Administration Units	1.00	0.05	(0.05)	1.00	5.01		98,667	0.37		4.88		0.57		4.68
1997-ILA Service Units	1.00	0.05	(0.05)	1.00	4.75		295,404	0.62		4.63		0.82		4.43

1996-ILA Units	1.00	0.05	(0.05)	1.00	5.10		708,999	0.21		4.96		0.43		4.74
1996-ILA Administration Units	1.00	0.05	(0.05)	1.00	4.95		137,706	0.36		4.82		0.58		4.60
1996-ILA Service Units	1.00	0.05	(0.05)	1.00	4.68		383,901	0.61		4.56		0.83		4.34

(a)	Calculated based on the average units/shares outstanding methodology.
(b)
Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on fund distributions or the redemption of fund units/shares.

(c)	Annualized.
(d)	Not annualized.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights    (continued)
Selected Data for a Unit/Share Outstanding Throughout Each Period
Federal Portfolio

												Ratios assuming no expense reductions

	Net asset value, beginning of period	Net investment income(a)	Distributions to unit/ shareholders	Net asset value, end of period	Total return(b)		Net assets, end of period (in 000’s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of expenses to average net assets		Ratio of net investment income to average net assets

For the Six Months Ended June 30, (Unaudited)

2001-ILA Units	$1.00	$0.02	$(0.02)	$1.00	2.42	%(d)	$3,240,318	0.41	%(c)	4.86	%(c)	0.41	%(c)	4.86	%(c)
2001-ILA Administration Units	1.00	0.02	(0.02)	1.00	2.34	(d)	641,165	0.56	(c)	4.65	(c)	0.56	(c)	4.65	(c)
2001-ILA Service Units	1.00	0.02	(0.02)	1.00	2.22	(d)	249,117	0.81	(c)	4.43	(c)	0.81	(c)	4.43	(c)
2001-Cash Management Shares	1.00	0.02	(0.02)	1.00	2.13	(d)	903,296	0.98	(c)	4.23	(c)	1.41	(c)	3.80	(c)

For the Years Ended December 31,

2000-ILA Units	1.00	0.06	(0.06)	1.00	6.03		4,221,684	0.40		5.90		0.40		5.90
2000-ILA Administration Units	1.00	0.06	(0.06)	1.00	5.87		620,138	0.55		6.01		0.55		6.01
2000-ILA Service Units	1.00	0.05	(0.05)	1.00	5.61		278,002	0.80		5.48		0.80		5.48
2000-Cash Management Shares (commenced August 1)	1.00	0.02	(0.02)	1.00	2.36	(d)	778,826	1.00	(c)	5.59	(c)	1.43	(c)	5.16	(c)

1999-ILA Units	1.00	0.05	(0.05)	1.00	4.81		3,171,330	0.41		4.72		0.41		4.72
1999-ILA Administration Units	1.00	0.05	(0.05)	1.00	4.66		836	0.56		4.46		0.56		4.46
1999-ILA Service Units	1.00	0.04	(0.04)	1.00	4.39		284,382	0.81		4.30		0.81		4.30

1998-ILA Units	1.00	0.05	(0.05)	1.00	5.25		2,625,705	0.34		5.10		0.42		5.02
1998-ILA Administration Units	1.00	0.05	(0.05)	1.00	5.09		508,297	0.49		4.97		0.57		4.89
1998-ILA Service Units	1.00	0.05	(0.05)	1.00	4.83		53,994	0.74		4.71		0.82		4.63

1997-ILA Units	1.00	0.05	(0.05)	1.00	5.40		2,050,559	0.27		5.26		0.41		5.12
1997-ILA Administration Units	1.00	0.05	(0.05)	1.00	5.24		530,001	0.42		5.11		0.56		4.97
1997-ILA Service Units	1.00	0.05	(0.05)	1.00	4.98		34,540	0.67		4.83		0.81		4.69

1996-ILA Units	1.00	0.05	(0.05)	1.00	5.24		2,303,677	0.26		5.13		0.43		4.96
1996-ILA Administration Units	1.00	0.05	(0.05)	1.00	5.09		794,537	0.41		4.98		0.58		4.81
1996-ILA Service Units	1.00	0.05	(0.05)	1.00	4.83		192,416	0.66		4.73		0.83		4.56

(a)	Calculated based on the average units/shares outstanding methodology.
(b)
Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on fund distributions or the redemption of fund units/shares.

(c)	Annualized.
(d)	Not annualized.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights    (continued)
Selected Data for a Unit/Share Outstanding Throughout Each Period
Tax-Exempt Diversified Portfolio

												Ratios assuming no expense reductions

	Net asset value, beginning of period	Net investment income(a)	Distributions to unit/ shareholders	Net asset value, end of period	Total return(b)		Net assets, end of period (in 000’s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of expenses to average net assets		Ratio of net investment income to average net assets

For the Six Months Ended June 30, (Unaudited)

2001-ILA Units	$1.00	$0.01	$(0.01)	$1.00	1.51	%(d)	$1,316,556	0.40	%(c)	3.02	%(c)	0.41	%(c)	3.01	%(c)
2001-ILA Administration Units	1.00	0.01	(0.01)	1.00	1.43	(d)	270,046	0.55	(c)	2.83	(c)	0.56	(c)	2.82	(c)
2001-ILA Service Units	1.00	0.01	(0.01)	1.00	1.31	(d)	16,876	0.80	(c)	2.59	(c)	0.81	(c)	2.58	(c)
2001-Cash Management Shares	1.00	0.01	(0.01)	1.00	1.22	(d)	291,636	0.97	(c)	2.45	(c)	1.41	(c)	2.01	(c)

For the Years Ended December 31,

2000-ILA Units	1.00	0.04	(0.04)	1.00	3.74		1,732,707	0.41		3.67		0.42		3.66
2000-ILA Administration Units	1.00	0.04	(0.04)	1.00	3.58		130,767	0.56		3.64		0.57		3.63
2000-ILA Service Units	1.00	0.03	(0.03)	1.00	3.33		51,389	0.81		3.26		0.82		3.25
2000-Cash Management Shares	1.00	0.03	(0.03)	1.00	3.19		227,089	0.98		3.32		1.42		2.88

1999-ILA Units	1.00	0.03	(0.03)	1.00	2.89		1,734,623	0.42		2.85		0.42		2.85
1999-ILA Administration Units	1.00	0.03	(0.03)	1.00	2.73		28,084	0.57		2.66		0.57		2.66
1999-ILA Service Units	1.00	0.02	(0.02)	1.00	2.48		20,991	0.82		2.41		0.82		2.41
1999-Cash Management Shares	1.00	0.02	(0.02)	1.00	2.30		2	0.99		2.51		1.42		2.08

1998-ILA Units	1.00	0.03	(0.03)	1.00	3.17		1,562,285	0.35		3.12		0.41		3.06
1998-ILA Administration Units	1.00	0.03	(0.03)	1.00	3.02		26,509	0.50		2.98		0.56		2.92
1998-ILA Service Units	1.00	0.03	(0.03)	1.00	2.76		37,850	0.75		2.72		0.81		2.66
1998-Cash Management Shares (commenced May 1)	1.00	0.02	(0.02)	1.00	2.61	(c)	2	0.85	(c)	2.66	(c)	1.41	(c)	2.10	(c)

1997-ILA Units	1.00	0.03	(0.03)	1.00	3.39		1,479,486	0.32		3.33		0.41		3.24
1997-ILA Administration Units	1.00	0.03	(0.03)	1.00	3.23		27,967	0.47		3.16		0.56		3.07
1997-ILA Service Units	1.00	0.03	(0.03)	1.00	2.97		30,513	0.72		2.97		0.81		2.88

1996-ILA Units	1.00	0.03	(0.03)	1.00	3.25		1,514,443	0.31		3.20		0.41		3.10
1996-ILA Administration Units	1.00	0.03	(0.03)	1.00	3.09		59,097	0.46		3.06		0.56		2.96
1996-ILA Service Units	1.00	0.03	(0.03)	1.00	2.84		28,921	0.71		2.79		0.81		2.69

(a)	Calculated based on the average units/shares outstanding methodology.
(b)
Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on fund distributions or the redemption of fund units/shares.

(c)	Annualized.
(d)	Not Annualized.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights    (continued)
Selected Data for a Unit/Share Outstanding Throughout Each Period
Tax-Exempt California Portfolio

												Ratios assuming no expense reductions
	Net asset value, beginning of period	Net investment income(a)	Distributions to unit/ shareholders	Net asset value, end of period	Total return(b)		Net assets, end of period (in 000’s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of expenses to average net assets		Ratio of net investment income to average net assets

For the Six Months Ended June 30, (Unaudited)

2001-ILA Units	$1.00	$0.01	$(0.01)	$1.00	1.27	%(d)	$374,283	0.42	%(c)	2.52	%(c)	0.43	%(c)	2.51	%(c)
2001-ILA Administration Units	1.00	0.01	(0.01)	1.00	1.20	(d)	57,016	0.58	(c)	2.42	(c)	0.59	(c)	2.41	(c)
2001-ILA Service Units	1.00	0.01	(0.01)	1.00	1.07	(d)	775	0.83	(c)	2.11	(c)	0.84	(c)	2.10	(c)
2001-Cash Management Shares	1.00	0.01	(0.01)	1.00	0.99	(d)	79,848	1.00	(c)	1.98	(c)	1.44	(c)	1.54	(c)

For the Years Ended December 31,

2000-ILA Units	1.00	0.03	(0.03)	1.00	3.17		650,980	0.42		3.08		0.43		3.07
2000-ILA Administration Units	1.00	0.03	(0.03)	1.00	3.02		27,490	0.56		2.99		0.57		2.98
2000-ILA Service Units	1.00	0.03	(0.03)	1.00	2.76		63	0.82		2.22		0.83		2.21
2000-Cash Management Shares	1.00	0.03	(0.03)	1.00	2.63		71,162	0.98		2.74		1.42		2.30

1999-ILA Units	1.00	0.03	(0.03)	1.00	2.60		895,469	0.42		2.58		0.42		2.58
1999-ILA Administration Units	1.00	0.02	(0.02)	1.00	2.45		8,910	0.57		2.38		0.57		2.38
1999-ILA Service Units	1.00	0.02	(0.02)	1.00	2.19		27,229	0.82		2.39		0.82		2.39
1999-Cash Management Shares	1.00	0.02	(0.02)	1.00	2.02		1	0.99		2.15		1.42		1.72

1998-ILA Units	1.00	0.03	(0.03)	1.00	2.84		584,615	0.41		2.79		0.41		2.79
1998-ILA Administration Units	1.00	0.03	(0.03)	1.00	2.68		512	0.56		2.84		0.56		2.84
1998-ILA Service Units	1.00	0.02	(0.02)	1.00	2.43		2	0.81		2.48		0.81		2.48
1998-Cash Management Shares (commenced May 1)	1.00	0.02	(0.02)	1.00	2.25	(c)	2	0.91	(c)	2.37	(c)	1.41	(c)	1.87	(c)

1997-ILA Units	1.00	0.03	(0.03)	1.00	3.15		591,003	0.42		3.10		0.42		3.10
1997-ILA Administration Units	1.00	0.03	(0.03)	1.00	3.00		360	0.57		2.98		0.57		2.98
1997-ILA Service Units (Re-commenced September 1)	1.00	0.01	(0.01)	1.00	2.87	(c)	2	0.82	(c)	2.90	(c)	0.82	(c)	2.90	(c)

1996-ILA Units	1.00	0.03	(0.03)	1.00	3.03		440,476	0.41		2.99		0.42		2.98
1996-ILA Administration Units	1.00	0.03	(0.03)	1.00	2.88		142	0.56		2.84		0.57		2.83

(a)	Calculated based on the average units/shares outstanding methodology.
(b)
Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on fund distributions or the redemption of fund units/shares.

(c)	Annualized.
(d)	Not Annualized.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights    (continued)
Selected Data for a Unit/Share Outstanding Throughout Each Period
Tax-Exempt New York Portfolio

												Ratios assuming no expense reductions

	Net asset value, beginning of period	Net investment income(a)	Distributions to unit/ shareholders	Net asset value, end of period	Total return(b)		Net assets, end of period (in 000’s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of expenses to average net assets		Ratio of net investment income to average net assets

For the Six Months Ended June 30, (Unaudited)

2001-ILA Units	$1.00	$0.01	$(0.01)	$1.00	1.38	%(d)	$157,804	0.43	%(c)	2.76	%(c)	0.46	%(c)	2.73	%(c)
2001-ILA Administration Units	1.00	0.01	(0.01)	1.00	1.30	(d)	95,117	0.58	(c)	2.60	(c)	0.61	(c)	2.57	(c)
2001-ILA Service Units	1.00	0.01	(0.01)	1.00	1.18	(d)	1,699	0.83	(c)	2.37	(c)	0.86	(c)	2.34	(c)
2001-Cash Management Shares	1.00	0.01	(0.01)	1.00	1.09	(d)	32,353	1.00	(c)	2.18	(c)	1.46	(c)	1.72	(c)

For the Years Ended December 31,

2000-ILA Units	1.00	0.04	(0.04)	1.00	3.57		176,618	0.43		3.51		0.47		3.47
2000-ILA Administration Units	1.00	0.03	(0.03)	1.00	3.41		82,019	0.58		3.44		0.62		3.40
2000-ILA Service Units	1.00	0.03	(0.03)	1.00	3.15		303	0.83		3.33		0.87		3.29
2000-Cash Management Shares	1.00	0.03	(0.03)	1.00	3.02		13,758	1.00		3.15		1.47		2.68

1999-ILA Units	1.00	0.03	(0.03)	1.00	2.76		160,301	0.43		2.73		0.44		2.72
1999-ILA Administration Units	1.00	0.03	(0.03)	1.00	2.60		37,836	0.58		2.61		0.59		2.60
1999-ILA Service Units	1.00	0.02	(0.02)	1.00	2.35		2	0.83		2.29		0.84		2.28
1999-Cash Management Shares	1.00	0.02	(0.02)	1.00	2.17		2	1.00		2.34		1.44		1.90

1998-ILA Units	1.00	0.03	(0.03)	1.00	3.02		122,550	0.36		2.96		0.51		2.81
1998-ILA Administration Units	1.00	0.03	(0.03)	1.00	2.87		21,580	0.51		2.85		0.66		2.70
1998-ILA Service Units	1.00	0.03	(0.03)	1.00	2.61		2	0.76		2.61		0.91		2.46
1998-Cash Management Shares (commenced May 1)	1.00	0.02	(0.02)	1.00	2.46	(c)	1	0.86	(c)	2.56	(c)	1.51	(c)	1.91	(c)

1997-ILA Units	1.00	0.03	(0.03)	1.00	3.29		102,887	0.33		3.24		0.43		3.14
1997-ILA Administration Units	1.00	0.03	(0.03)	1.00	3.14		31,993	0.48		3.09		0.58		2.99
1997-ILA Service Units (commenced September 15)	1.00	0.01	(0.01)	1.00	3.02	(c)	2	0.73	(c)	3.04	(c)	0.83	(c)	2.94	(c)

1996-ILA Units	1.00	0.03	(0.03)	1.00	3.05		70,175	0.32		3.01		0.43		2.90
1996-ILA Administration Units	1.00	0.03	(0.03)	1.00	2.90		44,319	0.47		2.88		0.58		2.77

(a)	Calculated based on the average units/shares outstanding methodology.
(b)
Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on fund distributions or the redemption of fund units/shares.

(c)	Annualized.
(d)	Not Annualized.

TRUSTEES
Ashok N. Bakhru, Chairman
David B. Ford
Douglas C. Grip
Patrick T. Harker
John P. McNulty
Mary P. McPherson
Alan A. Shuch
William H. Springer
Richard P. Strubel

OFFICERS
Douglas C. Grip, President
Jesse H. Cole, Vice President
James A. Fitzpatrick, Vice President
John M. Perlowski, Treasurer
Peter W. Fortner, Assistant Treasurer
Philip V. Giuca, Jr., Assistant Treasurer
Howard B. Surloff, Secretary
Amy E. Belanger, Assistant Secretary
Kaysie P. Uniacke, Assistant Secretary
Valerie A. Zondorak, Assistant Secretary

GOLDMAN, SACHS & CO.
Distributor and Transfer Agent

GOLDMAN SACHS ASSET MANAGEMENT
Investment Adviser

Goldman Sachs Funds
32 Old Slip
New York, NY 10005
ILA/SAR 6/01